DODGE & COX STOCK FUND
Portfolio of Investments (unaudited)
September 30, 2020
Common Stocks: 99.3%
	Shares	Value
Communication Services: 13.9%
Media & Entertainment: 13.6%
Alphabet, Inc., Class A(a)	70,000	$102,592,000
Alphabet, Inc., Class C(a)	1,494,253	2,195,954,209
Charter Communications, Inc., Class A(a)	2,852,686	1,781,045,977
Comcast Corp., Class A	46,636,194	2,157,390,334
DISH Network Corp., Class A(a)	18,219,037	528,898,644
Facebook, Inc., Class A(a)	2,355,100	616,800,690
Fox Corp., Class A	20,036,430	557,613,847
Fox Corp., Class B	6,682,333	186,904,854
News Corp., Class A	9,277,190	130,066,204
		8,257,266,759
Telecommunication Services: 0.3%
T-Mobile U.S., Inc.(a)	1,573,637	179,961,128
		8,437,227,887
Consumer Discretionary: 2.6%
Automobiles & Components: 0.0%*
Aptiv PLC (Jersey/United States)	74,885	6,865,457
Consumer Durables & Apparel: 0.2%
Mattel, Inc.(a)(b)	7,070,522	82,725,107
Retailing: 2.4%
Booking Holdings, Inc.(a)	537,000	918,635,160
Qurate Retail, Inc., Series A(b)	35,580,476	255,467,818
The Gap, Inc.(b)	17,257,300	293,891,819
		1,467,994,797
		1,557,585,361
Consumer Staples: 1.0%
Food, Beverage & Tobacco: 1.0%
Molson Coors Beverage Company, Class B(b)	17,876,125	599,922,755
Energy: 7.0%
Apache Corp.(b)	31,173,909	295,216,918
Baker Hughes Co., Class A(b)	52,772,354	701,344,585
Concho Resources, Inc.(b)	11,619,100	512,634,692
Halliburton Co.	19,787,712	238,441,930
Hess Corp.	11,102,082	454,408,216
National Oilwell Varco, Inc.	16,131,616	146,152,441
Occidental Petroleum Corp.(b)	72,583,126	726,557,091
Occidental Petroleum Corp., Warrant(a)(b)	9,410,390	28,231,170
Schlumberger, Ltd. (Curacao/United States)	33,755,145	525,230,056
The Williams Companies, Inc.	32,300,000	634,695,000
		4,262,912,099
Financials: 26.3%
Banks: 8.7%
Bank of America Corp.	78,887,500	1,900,399,875
JPMorgan Chase & Co.	7,778,600	748,845,822
Truist Financial Corp.	19,737,844	751,024,964
Wells Fargo & Co.	79,258,841	1,863,375,352
		5,263,646,013
Diversified Financials: 14.2%
American Express Co.	10,327,300	1,035,311,825
Bank of New York Mellon Corp.	38,081,224	1,307,709,232
Capital One Financial Corp.(b)	30,304,113	2,177,653,560
Charles Schwab Corp.	58,378,514	2,115,053,563
Goldman Sachs Group, Inc.	5,871,600	1,180,015,452
State Street Corp.	13,513,200	801,738,156
		8,617,481,788

	Shares	Value
Insurance: 3.4%
Aegon NV, NY Shs (Netherlands)	80,349,335	$205,694,298
Brighthouse Financial, Inc.(a)(b)	6,659,763	179,214,222
Lincoln National Corp.	3,800,480	119,069,038
MetLife, Inc.	41,898,800	1,557,378,396
		2,061,355,954
		15,942,483,755
Health Care: 17.4%
Health Care Equipment & Services: 6.0%
Cigna Corp.	9,443,172	1,599,767,769
CVS Health Corp.	8,979,200	524,385,280
Medtronic PLC (Ireland/United States)	3,140,000	326,308,800
UnitedHealth Group, Inc.	3,807,160	1,186,958,273
		3,637,420,122
Pharmaceuticals, Biotechnology & Life Sciences: 11.4%
Alnylam Pharmaceuticals, Inc.(a)	2,653,461	386,343,922
AstraZeneca PLC ADR (United Kingdom)	9,090,173	498,141,480
BioMarin Pharmaceutical, Inc.(a)	4,143,160	315,211,613
Bristol-Myers Squibb Co.	16,495,839	994,534,133
Gilead Sciences, Inc.	7,868,812	497,230,230
GlaxoSmithKline PLC ADR (United Kingdom)	29,082,200	1,094,654,008
Incyte Corp.(a)	2,188,100	196,360,094
Novartis AG ADR (Switzerland)	13,892,700	1,208,109,192
Roche Holding AG ADR (Switzerland)	10,691,499	457,703,072
Sanofi ADR (France)	24,672,828	1,237,835,781
		6,886,123,525
		10,523,543,647
Industrials: 10.4%
Capital Goods: 6.2%
Carrier Global Corp.	21,064,979	643,324,459
Johnson Controls International PLC(b) (Ireland/United States)	42,296,017	1,727,792,294
Otis Worldwide Corp.	5,724,850	357,345,137
Raytheon Technologies Corp.	18,285,300	1,052,136,162
		3,780,598,052
Transportation: 4.2%
FedEx Corp.(b)	10,002,499	2,515,828,549
		6,296,426,601
Information Technology: 19.2%
Semiconductors & Semiconductor Equipment: 2.1%
Microchip Technology, Inc.(b)	12,459,533	1,280,341,611
Software & Services: 5.7%
Cognizant Technology Solutions Corp., Class A	14,295,777	992,412,839
Micro Focus International PLC ADR(a)(b) (United Kingdom)	22,761,228	73,291,154
Microsoft Corp.	8,643,700	1,818,029,421
VMware, Inc., Class A(a)	3,812,400	547,727,508
		3,431,460,922
Technology, Hardware & Equipment: 11.4%
Cisco Systems, Inc.	19,374,987	763,180,738
Dell Technologies, Inc., Class C(a)	20,570,417	1,392,411,527
Hewlett Packard Enterprise Co.(b)	95,728,445	896,975,530
HP Inc.(b)	100,873,837	1,915,594,165
1 / Dodge & Cox Stock Fund
See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2020
Common Stocks (continued)
	Shares	Value
Juniper Networks, Inc.(b)	29,062,665	$624,847,297
TE Connectivity, Ltd. (Switzerland)	13,550,648	1,324,440,335
		6,917,449,592
		11,629,252,125
Materials: 1.5%
Celanese Corp.(b)	6,229,598	669,370,305
LyondellBasell Industries NV, Class A (Netherlands)	3,477,663	245,140,465
		914,510,770
Total Common Stocks (Cost $49,816,160,198)		$60,163,865,000
Preferred Stocks: 0.2%
	Par Value/ Shares	Value
Consumer Discretionary: 0.2%
Retailing: 0.2%
Qurate Retail, Inc., 8.00%, 3/15/2031(b)	1,067,414	$105,460,503
Total Preferred Stocks (Cost $164,695,888)		$105,460,503
Short-Term Investments: 0.6%
	Par Value/ Shares	Value
Repurchase Agreements: 0.2%
Fixed Income Clearing Corporation(c) 0.000%, dated 9/30/20, due 10/1/20, maturity value $141,103,000	141,103,000	$141,103,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund	242,550,442	242,550,442
Total Short-Term Investments (Cost $383,653,442)		$383,653,442
Total Investments In Securities (Cost $50,364,509,528)	100.1%	$60,652,978,945
Other Assets Less Liabilities	(0.1)%	(55,618,342)
Net Assets	100.0%	$60,597,360,603
(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Bills, 9/9/21. Total collateral value is $143,925,121.
*	Rounds to 0.0%.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
See accompanying Notes to Portfolio of Investments
Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Preferred stocks are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2020:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$8,437,227,887	$—
Consumer Discretionary	1,557,585,361	—
Consumer Staples	599,922,755	—
Energy	4,262,912,099	—
Financials	15,942,483,755	—
Health Care	10,523,543,647	—
Industrials	6,296,426,601	—
Information Technology	11,629,252,125	—
Materials	914,510,770	—
Preferred Stocks
Consumer Discretionary	—	105,460,503
Short-Term Investments
Repurchase Agreements	—	141,103,000
Money Market Fund	242,550,442	—
Total Securities	$60,406,415,442	$246,563,503
Security transactions. Security transactions are recorded on the trade date.
Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended September 30, 2020. Further detail on these holdings and related activity during the period appear below.
3 / Dodge & Cox Stock Fund

	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 19.0%
Consumer Discretionary 0.4%
Mattel, Inc.(a)	$313,659,533	$—	$(210,730,834)	$(38,742,628)	$18,539,036	$(b)—	$—
Qurate Retail, Inc., Series A	309,578,902	—	(175,352,357)	(12,910,351)	134,151,624	255,467,818	53,370,714
The Gap, Inc.	332,925,008	—	(21,584,625)	(20,094,367)	2,645,803	(b)—	4,548,645
						255,467,818
Consumer Staples 1.0%
Molson Coors Beverage Company, Class B	612,192,157	282,929,226	—	—	(295,198,628)	599,922,755	8,005,037
Energy 3.7%
Apache Corp.	832,565,762	—	(21,884,906)	(86,899,609)	(428,564,329)	295,216,918	9,722,433
Baker Hughes Co., Class A	1,207,198,528	84,313,651	(37,138,612)	(70,773,652)	(482,255,330)	701,344,585	27,874,171
Concho Resources, Inc.	593,330,535	268,652,746	(82,833,069)	(68,389,954)	(198,125,566)	512,634,692	6,247,460
Occidental Petroleum Corp.	2,167,148,431	399,621,786	(55,387,363)	(175,243,340)	(1,609,582,423)	726,557,091	95,263,404
Occidental Petroleum Corp., Warrant(a)	—	46,581,431	—	—	(18,350,261)	28,231,170	—
						2,263,984,456
Financials 3.9%
Brighthouse Financial, Inc.(a)	262,282,482	—	(1,019,720)	47,735	(82,096,275)	179,214,222	—
Capital One Financial Corp.	2,520,215,783	319,535,327	(9,884,394)	7,653,446	(659,866,602)	2,177,653,560	23,892,202
						2,356,867,782
Industrials 2.9%
FedEx Corp.	2,314,435,230	66,884,141	(1,175,009,782)	52,439,698	1,257,079,262	(b)—	27,280,303
Johnson Controls International PLC	1,685,032,373	62,109,890	(65,578,856)	1,102,089	45,126,798	1,727,792,294	33,329,335
						1,727,792,294
Information Technology 5.8%
Hewlett Packard Enterprise Co.	1,216,894,106	196,423,939	(4,831,596)	3,477,111	(514,988,030)	896,975,530	31,853,476
HP Inc.	1,525,699,363	718,139,369	(201,611,066)	(25,256,091)	(101,377,410)	1,915,594,165	53,877,557
Juniper Networks, Inc.	735,921,371	—	(19,254,576)	(3,094,049)	(88,725,449)	624,847,297	17,617,599
Micro Focus International PLC ADR(a)	320,588,699	—	(1,314,530)	138,559	(246,121,574)	73,291,154	—
Microchip Technology, Inc.	1,594,585,368	199,765,578	(584,898,714)	95,515,667	(24,626,288)	(b)—	16,665,702
						3,510,708,146
Materials 1.1%
Celanese Corp.	757,630,986	47,354,255	(61,560,809)	37,693,438	(111,747,565)	669,370,305	11,029,052
				$(303,336,298)	$(3,404,083,207)	$11,384,113,556	$420,577,090
Preferred Stocks 0.2%
Consumer Discretionary 0.2%
Qurate Retail, Inc., 8.00%, 3/15/2031	—	164,695,888	—	—	(59,235,385)	105,460,503	—
				$(303,336,298)	$(3,463,318,592)	$11,489,574,059	$420,577,090
(a)	Non-income producing
(b)	Company was not an affiliate at period end
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Stock Fund / 4

DODGE & COX GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
September 30, 2020
Common Stocks: 92.6%
	Shares	Value
Communication Services: 12.3%
Media & Entertainment: 12.2%
Alphabet, Inc., Class C(a) (United States)	150,799	$221,614,210
Baidu, Inc. ADR(a) (Cayman Islands/China)	638,200	80,789,738
Charter Communications, Inc., Class A(a) (United States)	390,497	243,802,897
Comcast Corp., Class A (United States)	6,237,000	288,523,620
DISH Network Corp., Class A(a) (United States)	1,343,800	39,010,514
Facebook, Inc., Class A(a) (United States)	289,500	75,820,050
Fox Corp., Class A (United States)	115,300	3,208,799
Grupo Televisa SAB ADR(a) (Mexico)	12,141,400	75,033,852
MultiChoice Group, Ltd. (South Africa)	8,523	49,291
Television Broadcasts, Ltd. (Hong Kong)	2,304,000	2,003,724
		1,029,856,695
Telecommunication Services: 0.1%
Liberty Global PLC, Class C(a) (United Kingdom)	371,653	7,631,895
		1,037,488,590
Consumer Discretionary: 8.2%
Automobiles & Components: 1.8%
Bayerische Motoren Werke AG (Germany)	880,800	64,016,686
Honda Motor Co., Ltd. (Japan)	3,675,800	86,209,561
		150,226,247
Consumer Durables & Apparel: 0.1%
Mattel, Inc.(a) (United States)	614,830	7,193,511
Retailing: 6.3%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	457,400	134,466,452
Booking Holdings, Inc.(a) (United States)	61,700	105,548,956
JD.com, Inc. ADR(a) (Cayman Islands/China)	1,161,646	90,155,346
Naspers, Ltd., Class N (South Africa)	592,753	104,749,187
Prosus NV(a) (Netherlands)	735,653	67,880,024
Qurate Retail, Inc., Series A (United States)	5,081,572	36,485,687
		539,285,652
		696,705,410
Consumer Staples: 2.1%
Food & Staples Retailing: 0.7%
Magnit PJSC (Russia)	905,900	57,941,226
Food, Beverage & Tobacco: 1.4%
Anheuser-Busch InBev SA NV (Belgium)	825,000	44,712,105
Molson Coors Beverage Company, Class B (United States)	2,266,400	76,060,384
		120,772,489
		178,713,715
Energy: 5.0%
Apache Corp. (United States)	4,359,914	41,288,386
Concho Resources, Inc. (United States)	829,000	36,575,480
Hess Corp. (United States)	887,026	36,305,974
Occidental Petroleum Corp. (United States)	8,216,163	82,243,792
Occidental Petroleum Corp., Warrant(a) (United States)	1,030,245	3,090,735

	Shares	Value
Ovintiv, Inc. (United States)	6,282,238	$51,263,062
Schlumberger, Ltd. (Curacao/United States)	3,000,600	46,689,336
Suncor Energy, Inc. (Canada)	10,226,100	125,065,203
		422,521,968
Financials: 24.1%
Banks: 13.0%
Axis Bank, Ltd. (India)	18,987,100	109,076,746
Banco Santander SA (Spain)	76,597,624	143,655,065
Bank of America Corp. (United States)	3,143,300	75,722,097
Barclays PLC(a) (United Kingdom)	67,630,100	85,180,779
BNP Paribas SA (France)	4,099,900	148,894,559
Credicorp, Ltd. (Peru)	437,363	54,228,638
ICICI Bank, Ltd.(a) (India)	31,653,136	151,658,764
Kasikornbank PCL, Foreign (Thailand)	8,417,800	20,388,675
Mitsubishi UFJ Financial Group, Inc. (Japan)	10,392,800	41,003,594
Societe Generale SA (France)	3,652,392	48,466,462
Standard Chartered PLC (United Kingdom)	12,796,277	58,798,043
Wells Fargo & Co. (United States)	7,072,973	166,285,595
		1,103,359,017
Diversified Financials: 8.2%
Bank of New York Mellon Corp. (United States)	1,981,100	68,030,974
Capital One Financial Corp. (United States)	2,294,297	164,868,182
Charles Schwab Corp. (United States)	4,025,800	145,854,734
Credit Suisse Group AG (Switzerland)	15,264,399	153,199,180
Goldman Sachs Group, Inc. (United States)	174,700	35,109,459
UBS Group AG (Switzerland)	11,568,800	129,372,607
		696,435,136
Insurance: 2.9%
Aegon NV (Netherlands)	12,395,391	32,263,201
Aviva PLC (United Kingdom)	28,441,020	104,848,609
MetLife, Inc. (United States)	1,578,600	58,676,562
Prudential PLC (United Kingdom)	3,098,500	44,339,451
		240,127,823
		2,039,921,976
Health Care: 14.5%
Health Care Equipment & Services: 3.3%
Cigna Corp. (United States)	602,338	102,042,080
CVS Health Corp. (United States)	1,229,100	71,779,440
UnitedHealth Group, Inc. (United States)	349,300	108,901,261
		282,722,781
Pharmaceuticals, Biotechnology & Life Sciences: 11.2%
Alnylam Pharmaceuticals, Inc.(a) (United States)	383,400	55,823,040
AstraZeneca PLC (United Kingdom)	747,600	81,581,726
Bayer AG (Germany)	901,820	56,366,724
BioMarin Pharmaceutical, Inc.(a) (United States)	752,000	57,212,160
Bristol-Myers Squibb Co. (United States)	634,500	38,254,005
GlaxoSmithKline PLC (United Kingdom)	9,109,600	170,676,288
Novartis AG (Switzerland)	2,132,100	184,980,306
1 / Dodge & Cox Global Stock Fund
See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
September 30, 2020
Common Stocks (continued)
	Shares	Value
Roche Holding AG (Switzerland)	244,400	$83,624,841
Sanofi (France)	2,193,862	219,485,229
		948,004,319
		1,230,727,100
Industrials: 8.4%
Capital Goods: 5.4%
Carrier Global Corp. (United States)	2,279,900	69,628,146
Johnson Controls International PLC (Ireland/United States)	2,816,103	115,037,807
Mitsubishi Electric Corp. (Japan)	12,823,300	172,837,633
Raytheon Technologies Corp. (United States)	1,672,000	96,206,880
		453,710,466
Transportation: 3.0%
FedEx Corp. (United States)	1,003,900	252,500,928
		706,211,394
Information Technology: 11.2%
Semiconductors & Semiconductor Equipment: 1.2%
Microchip Technology, Inc. (United States)	1,008,800	103,664,288
Software & Services: 3.3%
Cognizant Technology Solutions Corp., Class A (United States)	1,020,300	70,829,226
Micro Focus International PLC(a) (United Kingdom)	3,002,699	9,535,219
Microsoft Corp. (United States)	714,600	150,301,818
VMware, Inc., Class A(a) (United States)	334,500	48,057,615
		278,723,878
Technology, Hardware & Equipment: 6.7%
Dell Technologies, Inc., Class C(a) (United States)	2,419,943	163,805,942
Hewlett Packard Enterprise Co. (United States)	5,992,798	56,152,517
HP Inc. (United States)	7,677,700	145,799,523
Juniper Networks, Inc. (United States)	2,719,268	58,464,262
Samsung Electronics Co., Ltd. (South Korea)	92,300	4,650,598
TE Connectivity, Ltd. (Switzerland)	1,427,315	139,505,768
		568,378,610
		950,766,776
Materials: 6.2%
Celanese Corp. (United States)	784,500	84,294,525
Cemex SAB de CV ADR (Mexico)	13,941,817	52,978,904
Glencore PLC (Jersey/United Kingdom)	74,684,000	155,114,643
LafargeHolcim, Ltd. (Switzerland)	1,653,062	75,361,895
LyondellBasell Industries NV, Class A (Netherlands)	725,530	51,142,610
Nutrien, Ltd. (Canada)	2,761,200	108,321,876
		527,214,453
Real Estate: 0.6%
Daito Trust Construction Co., Ltd. (Japan)	181,900	16,074,603
Hang Lung Group, Ltd. (Hong Kong)	14,562,900	33,109,244
		49,183,847
Total Common Stocks (Cost $7,704,428,576)		$7,839,455,229
Preferred Stocks: 2.6%
	Par Value/ Shares	Value
Consumer Discretionary: 0.2%
Retailing: 0.2%
Qurate Retail, Inc., 8.00%, 3/15/2031 (United States)	152,447	$15,061,763
Financials: 1.3%
Banks: 1.3%
Itau Unibanco Holding SA, Pfd (Brazil)	27,976,893	112,088,907
Information Technology: 1.1%
Technology, Hardware & Equipment: 1.1%
Samsung Electronics Co., Ltd., Pfd (South Korea)	2,301,600	99,298,174
Total Preferred Stocks (Cost $192,980,876)		$226,448,844
Short-Term Investments: 3.9%
	Par Value/ Shares	Value
Repurchase Agreements: 3.5%
Fixed Income Clearing Corporation(b) 0.000%, dated 9/30/20, due 10/1/20, maturity value $294,743,000	$294,743,000	$294,743,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund	33,749,651	33,749,651
Total Short-Term Investments (Cost $328,492,651)		$328,492,651
Total Investments In Securities (Cost $8,225,902,103)	99.1%	$8,394,396,724
Other Assets Less Liabilities	0.9%	73,735,194
Net Assets	100.0%	$8,468,131,918
(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.125%- 8.00%, 9/15/21-11/15/21. Total collateral value is $300,637,872.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
See accompanying Notes to Consolidated Portfolio of Investments
Dodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
September 30, 2020
Equity Total Return Swaps
Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Total Return on Prosus NV	1.164%	JPMorgan	5/4/21	$2,550,495	$636,286
Total Return on Prosus NV	1.131%	JPMorgan	5/4/21	2,550,495	641,045
Total Return on Prosus NV	1.132%	JPMorgan	5/4/21	2,550,495	560,295
Total Return on Prosus NV	1.132%	JPMorgan	5/4/21	2,550,495	550,026
Total Return on Naspers, Ltd.	0.866%	JPMorgan	10/13/21	50,213,970	865,434
Total Return on Prosus NV	0.566%	JPMorgan	10/13/21	26,213,445	621,457
0.564%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	2,523,560	(559,905)
0.531%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	2,523,494	(526,667)
0.532%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	2,523,560	(507,628)
0.532%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	2,523,494	(514,572)
(0.015)%	Total Return on Tencent Holdings, Ltd.	JPMorgan	10/13/21	103,995,484	(1,628,105)
					$137,666
The combination of the equity total return swaps is designed to hedge Naspers Ltd.'s and Prosus NV’s exposure to Tencent Holdings, Ltd. The swaps pay at maturity; no upfront payments were made.
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	5,824	12/18/20	$218,097,419	$(4,733,087)
Yen Denominated Nikkei 225 Index— Long Position	1,339	12/10/20	147,688,024	1,210,121
				$(3,522,966)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Citibank	10/28/20	USD	23,848,294	CHF	21,866,000	$90,898
Citibank	10/28/20	USD	12,642,218	CHF	11,435,000	218,098
JPMorgan	10/28/20	USD	23,842,443	CHF	21,866,000	85,048
UBS	10/28/20	USD	12,649,980	CHF	11,435,000	225,860
Citibank	11/18/20	USD	4,596,538	CHF	4,153,000	81,669
Citibank	11/18/20	USD	4,597,363	CHF	4,153,000	82,493
JPMorgan	11/18/20	USD	4,593,017	CHF	4,153,001	78,146
JPMorgan	11/18/20	USD	4,596,822	CHF	4,152,999	81,953
Citibank	12/16/20	USD	9,849,931	CHF	9,000,000	56,429
JPMorgan	12/16/20	USD	9,840,830	CHF	9,000,000	47,328
JPMorgan	12/16/20	USD	9,851,807	CHF	9,000,000	58,305
JPMorgan	12/16/20	USD	9,848,163	CHF	9,000,000	54,661
CNH: Chinese Yuan Renminbi
HSBC	11/18/20	USD	2,680,091	CNH	18,926,000	(102,589)
JPMorgan	11/18/20	USD	13,810,598	CNH	98,000,000	(598,293)
JPMorgan	11/18/20	USD	13,801,845	CNH	98,000,000	(607,046)
JPMorgan	11/18/20	CNH	88,500,000	USD	12,535,411	476,699
JPMorgan	11/18/20	CNH	88,500,000	USD	12,560,318	451,792
Morgan Stanley	11/18/20	USD	13,030,965	CNH	90,100,000	(216,393)
UBS	11/18/20	USD	21,551,724	CNH	152,000,000	(796,759)
JPMorgan	12/16/20	USD	12,484,926	CNH	88,000,000	(429,175)
UBS	12/16/20	USD	12,491,660	CNH	88,000,000	(422,441)
HSBC	1/13/21	USD	30,646,515	CNH	219,000,000	(1,432,231)
HSBC	1/13/21	USD	30,631,513	CNH	219,000,000	(1,447,234)
HSBC	1/13/21	CNH	63,500,000	USD	8,953,751	347,621
HSBC	1/13/21	CNH	50,000,000	USD	7,006,727	317,188
JPMorgan	1/13/21	CNH	63,500,000	USD	8,963,862	337,510
Morgan Stanley	1/13/21	USD	9,406,565	CNH	65,338,000	(164,034)
Morgan Stanley	1/13/21	USD	9,409,274	CNH	65,338,000	(161,325)
UBS	1/13/21	CNH	50,000,000	USD	6,993,985	329,930
UBS	1/13/21	USD	14,263,500	CNH	100,900,000	(516,160)
UBS	1/13/21	USD	14,273,589	CNH	100,900,000	(506,071)
Barclays	3/10/21	USD	6,205,755	CNH	44,535,600	(294,166)
Credit Suisse	3/10/21	USD	6,209,908	CNH	44,535,600	(290,012)
3 / Dodge & Cox Global Stock Fund
See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
September 30, 2020
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs	3/10/21	USD	12,411,005	CNH	87,578,260	$(370,943)
Goldman Sachs	3/10/21	USD	9,326,827	CNH	66,803,400	(423,054)
JPMorgan	3/10/21	USD	12,422,801	CNH	87,578,260	(359,148)
UBS	3/10/21	USD	9,319,671	CNH	66,803,400	(430,210)
HSBC	5/12/21	CNH	65,500,000	USD	9,235,498	286,142
HSBC	5/12/21	CNH	65,500,000	USD	9,238,364	283,276
JPMorgan	5/12/21	USD	39,755,786	CNH	280,000,000	(947,408)
Morgan Stanley	5/12/21	USD	31,706,300	CNH	228,000,000	(1,437,730)
UBS	5/12/21	USD	28,299,221	CNH	203,528,000	(1,287,349)
Bank of America	6/23/21	USD	5,771,652	CNH	41,250,000	(209,291)
Barclays	6/23/21	USD	5,773,268	CNH	41,250,001	(207,675)
HSBC	6/23/21	USD	5,778,525	CNH	41,249,999	(202,418)
Morgan Stanley	6/23/21	USD	5,773,268	CNH	41,250,000	(207,675)
Goldman Sachs	10/27/21	USD	12,720,309	CNH	90,000,000	(226,272)
HSBC	10/27/21	USD	12,723,546	CNH	90,000,000	(223,035)
HSBC	10/27/21	USD	14,689,104	CNH	103,000,000	(127,538)
HSBC	10/27/21	CNH	134,000,000	USD	18,536,450	739,570
JPMorgan	10/27/21	USD	20,913,864	CNH	145,000,000	55,484
UBS	10/27/21	CNH	134,000,000	USD	18,541,580	734,440
UBS	10/27/21	USD	20,920,502	CNH	145,000,000	62,122
HSBC	1/26/22	USD	9,113,221	CNH	64,397,667	(96,684)
JPMorgan	1/26/22	USD	9,135,069	CNH	64,397,666	(74,836)
JPMorgan	1/26/22	USD	9,093,789	CNH	64,397,667	(116,116)
Goldman Sachs	4/27/22	USD	9,234,784	CNH	64,264,860	96,900
Goldman Sachs	4/27/22	CNH	68,371,000	USD	9,498,611	223,129
HSBC	4/27/22	USD	9,369,992	CNH	65,238,570	93,655
HSBC	4/27/22	USD	9,230,132	CNH	65,238,570	(46,205)
HSBC	4/27/22	USD	5,378,709	CNH	38,525,000	(99,199)
HSBC	4/27/22	USD	5,296,950	CNH	37,950,000	(99,198)
HSBC	4/27/22	USD	5,374,581	CNH	38,525,000	(103,326)
HSBC	4/27/22	CNH	173,000,000	USD	24,116,540	482,501
JPMorgan	4/27/22	CNH	68,371,000	USD	9,524,015	197,725
Goldman Sachs	7/27/22	USD	16,793,687	CNH	124,500,000	(807,540)
HSBC	7/27/22	CNH	62,500,000	USD	8,664,911	171,047
HSBC	7/27/22	CNH	62,500,000	USD	8,669,718	166,239
UBS	7/27/22	USD	16,793,687	CNH	124,500,000	(807,540)
HSBC	10/26/22	USD	10,530,691	CNH	76,000,000	(152,934)
HSBC	10/26/22	USD	10,535,071	CNH	76,000,000	(148,555)
HSBC	1/11/23	USD	23,098,202	CNH	167,000,000	(269,865)
Unrealized gain on currency forward contracts						7,013,858
Unrealized loss on currency forward contracts						(17,465,673)
Net unrealized loss on currency forward contracts						$(10,451,815)
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Portfolio of Investments
Dodge & Cox Global Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Certain preferred stocks are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Equity total return swaps are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2020:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,037,488,590	$—
Consumer Discretionary	696,705,410	—
Consumer Staples	178,713,715	—
Energy	422,521,968	—
Financials	2,039,921,976	—
Health Care	1,230,727,100	—
Industrials	706,211,394	—
Information Technology	946,116,178	4,650,598
Materials	527,214,453	—
Real Estate	49,183,847	—
Preferred Stocks
Consumer Discretionary	—	15,061,763
5 / Dodge & Cox Global Stock Fund

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Financials	$112,088,907	$—
Information Technology	—	99,298,174
Short-Term Investments
Repurchase Agreements	—	294,743,000
Money Market Fund	33,749,651	—
Total Securities	$7,980,643,189	$413,753,535
Other Investments
Futures Contracts
Appreciation	$1,210,121	$—
Depreciation	(4,733,087)	—
Equity Total Return Swaps
Appreciation	—	3,874,543
Depreciation	—	(3,736,877)
Currency Forward Contracts
Appreciation	—	7,013,858
Depreciation	—	(17,465,673)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Global Stock Fund / 6

DODGE & COX INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
September 30, 2020
Common Stocks: 92.2%
	Shares	Value
Communication Services: 6.2%
Media & Entertainment: 2.3%
Baidu, Inc. ADR(a) (Cayman Islands/China)	3,760,121	$475,993,717
Grupo Televisa SAB ADR(a) (Mexico)	49,587,980	306,453,717
MultiChoice Group, Ltd. (South Africa)	238,116	1,377,092
Television Broadcasts, Ltd.(b) (Hong Kong)	39,842,700	34,650,073
		818,474,599
Telecommunication Services: 3.9%
America Movil SAB de CV, Series L (Mexico)	266,264,509	166,298,662
Liberty Global PLC, Class A(a)(b) (United Kingdom)	8,655,651	181,855,228
Liberty Global PLC, Class C(a) (United Kingdom)	18,754,301	385,119,571
Millicom International Cellular SA SDR(b) (Luxembourg)	5,518,884	167,984,924
Vodafone Group PLC (United Kingdom)	337,235,500	446,813,626
		1,348,072,011
		2,166,546,610
Consumer Discretionary: 12.3%
Automobiles & Components: 4.6%
Bayerische Motoren Werke AG (Germany)	8,062,901	586,012,947
Honda Motor Co., Ltd. (Japan)	36,895,555	865,321,721
Yamaha Motor Co., Ltd. (Japan)	11,752,600	169,605,625
		1,620,940,293
Retailing: 7.7%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	2,271,000	667,628,580
Booking Holdings, Inc.(a) (United States)	295,000	504,650,600
JD.com, Inc. ADR(a) (Cayman Islands/China)	4,941,848	383,536,823
Naspers, Ltd., Class N (South Africa)	3,866,858	683,337,295
Prosus NV(a) (Netherlands)	5,145,158	474,752,976
		2,713,906,274
		4,334,846,567
Consumer Staples: 2.5%
Food & Staples Retailing: 0.5%
Magnit PJSC(b) (Russia)	3,024,985	193,477,581
Food, Beverage & Tobacco: 2.0%
Anheuser-Busch InBev SA NV (Belgium)	4,931,500	267,269,995
Imperial Brands PLC (United Kingdom)	23,994,058	423,387,764
		690,657,759
		884,135,340
Energy: 6.6%
Equinor ASA (Norway)	24,603,734	350,294,921
Ovintiv, Inc.(b) (United States)	27,029,924	220,564,180
Schlumberger, Ltd. (Curacao/United States)	24,995,924	388,936,578
Suncor Energy, Inc. (Canada)	53,677,054	656,470,370
TC Energy Corp. (Canada)	313,400	13,169,068
Total SE (France)	19,875,570	680,450,741
		2,309,885,858
Financials: 24.8%
Banks: 16.0%
Axis Bank, Ltd. (India)	89,338,050	513,227,602
Banco Santander SA (Spain)	366,061,220	686,529,757

	Shares	Value
Barclays PLC(a) (United Kingdom)	456,710,468	$575,231,344
BNP Paribas SA (France)	28,845,392	1,047,567,480
Credicorp, Ltd. (Peru)	881,926	109,350,005
ICICI Bank, Ltd.(a) (India)	211,428,676	1,013,012,157
Kasikornbank PCL, Foreign (Thailand)	31,464,800	76,210,601
Mitsubishi UFJ Financial Group, Inc. (Japan)	121,122,300	477,874,072
Societe Generale SA (France)	12,136,331	161,046,522
Standard Chartered PLC (United Kingdom)	78,858,312	362,348,705
UniCredit SPA (Italy)	73,886,162	610,292,950
		5,632,691,195
Diversified Financials: 5.6%
Credit Suisse Group AG (Switzerland)	96,750,935	971,028,329
UBS Group AG (Switzerland)	87,898,942	982,964,120
		1,953,992,449
Insurance: 3.2%
Aegon NV (Netherlands)	91,939,394	239,303,395
Aviva PLC (United Kingdom)	152,617,593	562,628,987
Prudential PLC (United Kingdom)	22,747,347	325,513,918
		1,127,446,300
		8,714,129,944
Health Care: 12.9%
Pharmaceuticals, Biotechnology & Life Sciences: 12.9%
AstraZeneca PLC (United Kingdom)	3,204,900	349,734,179
Bayer AG (Germany)	8,071,926	504,521,992
GlaxoSmithKline PLC (United Kingdom)	48,673,500	911,940,401
Novartis AG (Switzerland)	10,428,470	904,770,683
Roche Holding AG (Switzerland)	2,093,100	716,183,123
Sanofi (France)	11,452,722	1,145,789,168
		4,532,939,546
Industrials: 9.6%
Capital Goods: 9.6%
Johnson Controls International PLC (Ireland/United States)	18,256,901	745,794,406
Komatsu, Ltd. (Japan)	11,908,600	260,834,078
Mitsubishi Electric Corp. (Japan)	72,615,300	978,738,434
Nidec Corp. (Japan)	5,492,300	510,614,910
Schneider Electric SA (France)	3,694,746	459,398,431
Smiths Group PLC(b) (United Kingdom)	23,218,581	411,951,071
		3,367,331,330
Information Technology: 6.3%
Software & Services: 0.2%
Micro Focus International PLC(a)(b) (United Kingdom)	19,704,707	62,573,271
Technology, Hardware & Equipment: 6.1%
Brother Industries, Ltd. (Japan)	9,713,900	153,447,659
Kyocera Corp. (Japan)	9,498,900	540,130,880
Murata Manufacturing Co., Ltd. (Japan)	5,793,000	372,028,531
Samsung Electronics Co., Ltd. (South Korea)	3,883,250	195,660,166
TDK Corp. (Japan)	1,583,200	171,282,530
TE Connectivity, Ltd. (Switzerland)	7,223,285	706,003,876
		2,138,553,642
		2,201,126,913
Materials: 8.3%
Akzo Nobel NV (Netherlands)	6,575,454	666,245,446
Cemex SAB de CV ADR (Mexico)	68,226,826	259,261,939
Glencore PLC (Jersey/United Kingdom)	270,557,200	561,932,723
1 / Dodge & Cox International Stock Fund
See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
September 30, 2020
Common Stocks (continued)
	Shares	Value
LafargeHolcim, Ltd. (Switzerland)	11,524,241	$525,381,770
Linde PLC (Ireland/United States)	1,488,335	352,315,103
Nutrien, Ltd. (Canada)	10,940,059	429,178,515
Teck Resources, Ltd., Class B (Canada)	8,916,040	124,111,277
		2,918,426,773
Real Estate: 2.1%
CK Asset Holdings, Ltd. (Cayman Islands/Hong Kong)	42,707,600	208,026,000
Daito Trust Construction Co., Ltd. (Japan)	3,098,800	273,842,659
Hang Lung Group, Ltd.(b) (Hong Kong)	106,497,500	242,125,657
		723,994,316
Utilities: 0.6%
Engie SA(a) (France)	16,758,138	224,381,018
Total Common Stocks (Cost $36,561,919,681)		$32,377,744,215
Preferred Stocks: 5.5%
	Par Value/ Shares	Value
Financials: 1.9%
Banks: 1.9%
Itau Unibanco Holding SA, Pfd (Brazil)	167,047,051	$669,270,936
Information Technology: 3.6%
Technology, Hardware & Equipment: 3.6%
Samsung Electronics Co., Ltd., Pfd (South Korea)	28,999,700	1,251,137,144
Total Preferred Stocks (Cost $1,481,673,382)		$1,920,408,080
Short-Term Investments: 1.4%
	Par Value/ Shares	Value
Repurchase Agreements: 1.0%
Fixed Income Clearing Corporation(c) 0.000%, dated 9/30/20, due 10/1/20, maturity value $344,691,000	$344,691,000	$344,691,000

	Par Value/ Shares	Value
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund	$140,994,164	$140,994,164
Total Short-Term Investments (Cost $485,685,164)		$485,685,164
Total Investments In Securities (Cost $38,529,278,227)	99.1%	$34,783,837,459
Other Assets Less Liabilities	0.9%	322,497,690
Net Assets	100.0%	$35,106,335,149
(a)	Non-income producing
(b)	See Notes to Consolidated Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 2.625%, 12/15/21. Total collateral value is $351,584,835.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
SDR: Swedish Depository Receipt
Equity Total Return Swaps
Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Total Return on Prosus NV	1.164%	JPMorgan	5/4/21	$35,171,128	$8,774,341
Total Return on Prosus NV	1.131%	JPMorgan	5/4/21	35,171,128	8,839,957
Total Return on Prosus NV	1.132%	JPMorgan	5/4/21	35,171,128	7,726,431
Total Return on Prosus NV	1.132%	JPMorgan	5/4/21	35,171,128	7,584,811
Total Return on Naspers, Ltd.	0.866%	JPMorgan	10/13/21	320,512,334	5,524,004
Total Return on Prosus NV	0.566%	JPMorgan	10/13/21	167,318,629	3,966,714
0.564%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	34,781,782	(7,717,065)
0.531%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	34,781,782	(7,259,148)
0.532%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	34,781,782	(6,996,543)
0.532%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	34,781,782	(7,092,438)
(0.015)%	Total Return on Tencent Holdings, Ltd.	JPMorgan	10/13/21	663,796,654	(10,392,093)
					$2,958,971
The combination of the equity total return swaps is designed to hedge Naspers Ltd.'s and Prosus NV’s exposure to Tencent Holdings, Ltd. The swaps pay at maturity; no upfront payments were made.
See accompanying Notes to Consolidated Portfolio of Investments
Dodge & Cox International Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
September 30, 2020
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	14,351	12/18/20	$537,416,905	$(4,132,075)
Yen Denominated Nikkei 225 Index— Long Position	3,089	12/10/20	340,708,221	4,524,675
				$392,600
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Citibank	10/28/20	USD	36,208,334	CHF	33,198,661	$138,009
Citibank	10/28/20	USD	93,973,636	CHF	85,000,000	1,621,189
JPMorgan	10/28/20	USD	36,199,450	CHF	33,198,660	129,126
UBS	10/28/20	USD	94,031,333	CHF	85,000,000	1,678,886
Citibank	11/18/20	USD	90,792,932	CHF	82,017,250	1,629,145
Citibank	11/18/20	USD	90,776,652	CHF	82,017,250	1,612,865
JPMorgan	11/18/20	USD	90,782,278	CHF	82,017,249	1,618,492
JPMorgan	11/18/20	USD	90,707,080	CHF	82,017,251	1,543,292
Citibank	12/16/20	USD	60,741,240	CHF	55,500,000	347,977
JPMorgan	12/16/20	USD	60,752,809	CHF	55,500,000	359,546
JPMorgan	12/16/20	USD	60,730,340	CHF	55,500,000	337,076
JPMorgan	12/16/20	USD	60,685,119	CHF	55,500,000	291,855
CNH: Chinese Yuan Renminbi
JPMorgan	11/18/20	USD	91,600,902	CNH	650,000,000	(3,968,270)
JPMorgan	11/18/20	USD	91,542,849	CNH	650,000,000	(4,026,322)
Citibank	12/16/20	CNH	420,000,000	USD	59,469,026	2,166,456
JPMorgan	12/16/20	USD	148,967,865	CNH	1,050,000,000	(5,120,842)
JPMorgan	12/16/20	CNH	210,000,000	USD	29,783,009	1,034,732
JPMorgan	12/16/20	CNH	210,000,000	USD	29,771,187	1,046,554
UBS	12/16/20	USD	149,048,221	CNH	1,050,000,000	(5,040,487)
HSBC	1/13/21	USD	61,013,154	CNH	436,000,000	(2,851,383)
HSBC	1/13/21	USD	60,983,285	CNH	436,000,000	(2,881,251)
HSBC	1/13/21	CNH	641,000,000	USD	90,383,531	3,509,057
HSBC	1/13/21	CNH	550,000,000	USD	77,073,991	3,489,071
JPMorgan	1/13/21	CNH	641,000,000	USD	90,485,601	3,406,986
Morgan Stanley	1/13/21	USD	115,783,410	CNH	804,000,000	(1,985,140)
Morgan Stanley	1/13/21	USD	115,750,072	CNH	804,000,000	(2,018,478)
UBS	1/13/21	CNH	550,000,000	USD	76,933,837	3,629,226
UBS	1/13/21	USD	94,565,540	CNH	668,483,800	(3,352,828)
UBS	1/13/21	USD	94,498,699	CNH	668,483,800	(3,419,668)
Morgan Stanley	2/3/21	USD	202,357,285	CNH	1,425,000,000	(6,090,736)
Barclays	3/10/21	USD	37,955,131	CNH	272,385,000	(1,799,152)
Barclays	3/10/21	CNH	408,000,000	USD	59,070,508	476,632
Credit Suisse	3/10/21	USD	37,980,535	CNH	272,385,000	(1,773,749)
Goldman Sachs	3/10/21	USD	91,728,650	CNH	647,283,220	(2,741,606)
Goldman Sachs	3/10/21	USD	57,043,979	CNH	408,577,500	(2,587,447)
JPMorgan	3/10/21	USD	91,815,827	CNH	647,283,220	(2,654,429)
UBS	3/10/21	USD	57,000,209	CNH	408,577,500	(2,631,216)
HSBC	5/12/21	USD	186,683,702	CNH	1,315,000,000	(4,475,941)
HSBC	5/12/21	CNH	725,000,000	USD	102,224,980	3,167,219
HSBC	5/12/21	CNH	725,000,000	USD	102,256,699	3,135,499
Morgan Stanley	5/12/21	USD	85,523,571	CNH	615,000,000	(3,878,087)
UBS	5/12/21	USD	186,803,040	CNH	1,315,000,000	(4,356,603)
UBS	5/12/21	USD	53,197,302	CNH	382,595,000	(2,419,978)
Bank of America	6/23/21	USD	43,025,045	CNH	307,500,000	(1,560,168)
Barclays	6/23/21	USD	43,037,089	CNH	307,500,002	(1,548,124)
HSBC	6/23/21	USD	43,076,276	CNH	307,499,996	(1,508,936)
Morgan Stanley	6/23/21	USD	43,037,089	CNH	307,500,002	(1,548,124)
Goldman Sachs	10/27/21	USD	120,136,249	CNH	850,000,000	(2,137,013)
Goldman Sachs	10/27/21	USD	40,654,396	CNH	290,000,000	(1,062,364)
Goldman Sachs	10/27/21	CNH	257,500,000	USD	36,084,641	956,965
HSBC	10/27/21	USD	120,166,820	CNH	850,000,000	(2,106,442)
HSBC	10/27/21	USD	40,678,917	CNH	290,000,000	(1,037,843)
HSBC	10/27/21	CNH	515,000,000	USD	72,027,972	2,055,240
3 / Dodge & Cox International Stock Fund
See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
September 30, 2020
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC	10/27/21	CNH	257,500,000	USD	36,040,197	$1,001,409
HSBC	10/27/21	CNH	440,000,000	USD	60,865,957	2,428,438
JPMorgan	10/27/21	USD	112,914,167	CNH	782,856,500	299,557
UBS	10/27/21	CNH	440,000,000	USD	60,882,801	2,411,594
UBS	10/27/21	USD	112,950,007	CNH	782,856,500	335,398
HSBC	1/26/22	USD	83,239,651	CNH	588,204,670	(883,102)
JPMorgan	1/26/22	USD	83,439,203	CNH	588,204,660	(683,549)
JPMorgan	1/26/22	USD	83,062,158	CNH	588,204,670	(1,060,595)
Goldman Sachs	4/27/22	USD	82,386,238	CNH	573,325,830	864,472
Goldman Sachs	4/27/22	CNH	400,000,000	USD	55,570,992	1,305,403
HSBC	4/27/22	USD	83,592,472	CNH	582,012,585	835,527
HSBC	4/27/22	USD	82,344,735	CNH	582,012,585	(412,210)
HSBC	4/27/22	USD	59,399,651	CNH	425,450,000	(1,095,505)
HSBC	4/27/22	USD	58,496,755	CNH	419,100,000	(1,095,488)
HSBC	4/27/22	USD	59,354,074	CNH	425,450,000	(1,141,082)
HSBC	4/27/22	CNH	700,000,000	USD	96,087,852	3,445,840
JPMorgan	4/27/22	CNH	400,000,000	USD	55,719,619	1,156,776
Goldman Sachs	7/27/22	USD	34,396,709	CNH	255,000,000	(1,653,997)
UBS	7/27/22	USD	34,396,709	CNH	255,000,000	(1,653,997)
HSBC	10/26/22	USD	40,321,463	CNH	291,000,000	(585,576)
HSBC	10/26/22	USD	40,338,231	CNH	291,000,000	(568,808)
HSBC	1/11/23	USD	93,360,996	CNH	675,000,000	(1,090,773)
Unrealized gain on currency forward contracts						53,465,509
Unrealized loss on currency forward contracts						(94,507,309)
Net unrealized loss on currency forward contracts						$(41,041,800)
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Portfolio of Investments
Dodge & Cox International Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Equity total return swaps are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2020:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$2,166,546,610	$—
Consumer Discretionary	4,334,846,567	—
Consumer Staples	884,135,340	—
Energy	2,309,885,858	—
Financials	8,714,129,944	—
Health Care	4,532,939,546	—
Industrials	3,367,331,330	—
Information Technology	2,005,466,747	195,660,166
Materials	2,918,426,773	—
Real Estate	723,994,316	—
Utilities	224,381,018	—
Preferred Stocks
Financials	669,270,936	—
Information Technology	—	1,251,137,144
5 / Dodge & Cox International Stock Fund

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Short-Term Investments
Repurchase Agreements	$—	$344,691,000
Money Market Fund	140,994,164	—
Total Securities	$32,992,349,149	$1,791,488,310
Other Investments
Futures Contracts
Appreciation	$4,524,675	$—
Depreciation	(4,132,075)	—
Equity Total Return Swaps
Appreciation	—	42,416,258
Depreciation	—	(39,457,287)
Currency Forward Contracts
Appreciation	—	53,465,509
Depreciation	—	(94,507,309)
Security transactions. Security transactions are recorded on the trade date.
Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended September 30, 2020. Further detail on these holdings and related activity during the period appear below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 3.3%
Communication Services 0.6%
Liberty Global PLC, Class A(a)	$392,144,546	$—	$(173,517,606)	$(126,027,603)	$89,255,891	$(b)—	$—
Millicom International Cellular SA SDR	388,589,513	—	(79,010,210)	(154,893,300)	13,298,921	167,984,924	—
Television Broadcasts, Ltd.	62,584,173	—	—	—	(27,934,100)	34,650,073	1,028,013
						202,634,997
Consumer Staples 0.0%
Magnit PJSC	314,511,897	—	(153,628,965)	(270,753,642)	303,348,291	(b)—	20,846,948
Energy 0.6%
Ovintiv, Inc.	508,797,562	93,649,810	(12,465,167)	(20,947,108)	(348,470,917)	220,564,180	7,976,463
Industrials 1.2%
Smiths Group PLC	378,261,893	112,218,292	(38,822,807)	(1,515,990)	(38,190,317)	411,951,071	—
Information Technology 0.2%
Micro Focus International PLC(a)	278,013,131	—	(83,149)	(836,228)	(214,520,483)	62,573,271	—
Real Estate 0.7%
Hang Lung Group, Ltd.	263,948,484	—	(680,849)	(922,450)	(20,219,528)	242,125,657	14,876,171
				$(575,896,321)	$(243,432,242)	$1,139,849,176	$44,727,595
(a)	Non-income producing
(b)	Company was not an affiliate at period end
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox International Stock Fund / 6

DODGE & COX BALANCED FUND
Portfolio of Investments (unaudited)
September 30, 2020
Common Stocks: 68.5%
	Shares	Value
Communication Services: 9.8%
Media & Entertainment: 9.6%
Alphabet, Inc., Class A(a)	13,100	$19,199,360
Alphabet, Inc., Class C(a)	219,095	321,982,012
Charter Communications, Inc., Class A(a)	412,907	257,794,356
Comcast Corp., Class A	6,989,248	323,322,613
DISH Network Corp., Class A(a)	2,818,634	81,824,945
Facebook, Inc., Class A(a)	328,400	86,007,960
Fox Corp., Class A	3,414,263	95,018,939
Fox Corp., Class B	1,371,780	38,368,687
News Corp., Class A	1,178,504	16,522,626
		1,240,041,498
Telecommunication Services: 0.2%
T-Mobile U.S., Inc.(a)	199,961	22,867,540
		1,262,909,038
Consumer Discretionary: 1.7%
Automobiles & Components: 0.0%*
Aptiv PLC (Jersey/United States)	5,751	527,252
Consumer Durables & Apparel: 0.1%
Mattel, Inc.(a)	1,040,268	12,171,136
Retailing: 1.6%
Booking Holdings, Inc.(a)	75,200	128,643,136
Qurate Retail, Inc., Series A	4,668,850	33,522,343
The Gap, Inc.	2,520,678	42,927,146
		205,092,625
		217,791,013
Consumer Staples: 0.7%
Food, Beverage & Tobacco: 0.7%
Molson Coors Beverage Company, Class B	2,681,014	89,974,830
Energy: 4.7%
Apache Corp.	4,283,576	40,565,465
Baker Hughes Co., Class A	8,082,200	107,412,438
Concho Resources, Inc.	1,469,400	64,829,928
Halliburton Co.	2,946,340	35,503,397
Hess Corp.	1,447,625	59,251,291
National Oilwell Varco, Inc.	1,905,841	17,266,919
Occidental Petroleum Corp.	10,567,214	105,777,812
Occidental Petroleum Corp., Warrant(a)	1,410,901	4,232,703
Schlumberger, Ltd. (Curacao/United States)	4,787,321	74,490,715
The Williams Companies, Inc.	4,752,200	93,380,730
		602,711,398
Financials: 18.3%
Banks: 5.9%
Bank of America Corp.	11,336,400	273,093,876
JPMorgan Chase & Co.	1,017,800	97,983,606
Truist Financial Corp.	3,102,884	118,064,736
Wells Fargo & Co.	11,352,406	266,895,065
		756,037,283
Diversified Financials: 9.9%
American Express Co.	1,454,200	145,783,550
Bank of New York Mellon Corp.	5,735,200	196,946,768
Capital One Financial Corp.	4,619,226	331,937,580
Charles Schwab Corp.	8,800,378	318,837,695
Goldman Sachs Group, Inc.	848,700	170,563,239
State Street Corp.	1,926,000	114,269,580
		1,278,338,412

	Shares	Value
Insurance: 2.5%
Aegon NV, NY Shs (Netherlands)	13,512,151	$34,591,107
Brighthouse Financial, Inc.(a)	1,060,818	28,546,612
Lincoln National Corp.	852,377	26,704,972
MetLife, Inc.	6,423,800	238,772,646
		328,615,337
		2,362,991,032
Health Care: 11.9%
Health Care Equipment & Services: 4.1%
Cigna Corp.	1,447,465	245,215,046
CVS Health Corp.	1,201,400	70,161,760
Medtronic PLC (Ireland/United States)	475,000	49,362,000
UnitedHealth Group, Inc.	536,172	167,162,344
		531,901,150
Pharmaceuticals, Biotechnology & Life Sciences: 7.8%
Alnylam Pharmaceuticals, Inc.(a)	373,800	54,425,280
AstraZeneca PLC ADR (United Kingdom)	1,135,199	62,208,905
BioMarin Pharmaceutical, Inc.(a)	606,622	46,151,802
Bristol-Myers Squibb Co.	2,302,900	138,841,841
Gilead Sciences, Inc.	1,154,780	72,970,548
GlaxoSmithKline PLC ADR (United Kingdom)	4,434,300	166,907,052
Incyte Corp.(a)	296,800	26,634,832
Novartis AG ADR (Switzerland)	2,176,400	189,259,744
Roche Holding AG ADR (Switzerland)	1,408,800	60,310,728
Sanofi ADR (France)	3,810,865	191,191,097
		1,008,901,829
		1,540,802,979
Industrials: 7.1%
Capital Goods: 4.2%
Carrier Global Corp.	2,880,700	87,976,578
Johnson Controls International PLC (Ireland/United States)	6,129,814	250,402,902
Otis Worldwide Corp.	810,500	50,591,410
Raytheon Technologies Corp.	2,747,300	158,079,642
		547,050,532
Transportation: 2.9%
FedEx Corp.	1,497,154	376,564,174
		923,614,706
Information Technology: 13.3%
Semiconductors & Semiconductor Equipment: 1.5%
Microchip Technology, Inc.	1,873,705	192,541,926
Software & Services: 3.9%
Cognizant Technology Solutions Corp., Class A	2,073,600	143,949,312
Micro Focus International PLC ADR(a) (United Kingdom)	3,451,871	11,115,025
Microsoft Corp.	1,271,100	267,350,463
VMware, Inc., Class A(a)	561,500	80,670,705
		503,085,505
Technology, Hardware & Equipment: 7.9%
Cisco Systems, Inc.	2,917,500	114,920,325
Dell Technologies, Inc., Class C(a)	2,994,468	202,695,539
Hewlett Packard Enterprise Co.	15,617,720	146,338,036
HP Inc.	14,865,430	282,294,516
1 / Dodge & Cox Balanced Fund
See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2020
Common Stocks (continued)
	Shares	Value
Juniper Networks, Inc.	4,118,229	$88,541,923
TE Connectivity, Ltd. (Switzerland)	1,997,515	195,237,116
		1,030,027,455
		1,725,654,886
Materials: 1.0%
Celanese Corp.	876,532	94,183,363
LyondellBasell Industries NV, Class A (Netherlands)	536,100	37,789,689
		131,973,052
Total Common Stocks (Cost $7,063,123,090)		$8,858,422,934
Preferred Stocks: 2.4%
	Par Value/ Shares	Value
Communication Services: 0.4%
Media & Entertainment: 0.4%
NBCUniversal Enterprise, Inc. 5.25%(b)(c)	53,210,000	$53,742,100
Consumer Discretionary: 0.1%
Retailing: 0.1%
Qurate Retail, Inc., 8.00%, 3/15/2031	156,346	15,446,985
Financials: 1.9%
Banks: 1.9%
Bank of America Corp. 6.10%(b)(d)	16,008,000	17,426,469
Bank of America Corp. 6.25%(b)(d)	8,170,000	8,752,113
Citigroup, Inc. 5.95%(b)(d)	5,175,000	5,309,550
Citigroup, Inc. 5.95%(b)(d)	48,477,000	50,779,657
Citigroup, Inc. 6.25%(b)(d)	45,886,000	50,965,580
JPMorgan Chase & Co. 6.10%(b)(d)	73,080,000	76,734,000
Wells Fargo & Co. 5.875%(b)(d)	27,987,000	30,153,194
		240,120,563
Total Preferred Stocks (Cost $298,557,973)		$309,309,648
Debt Securities: 27.1%
	Par Value	Value
U.S. Treasury: 1.4%
U.S. Treasury Inflation Indexed
0.125%, 4/15/22(e)	$4,489,902	$4,568,739
U.S. Treasury Note/Bond
0.125%, 5/15/23	76,800,000	76,746,000
0.25%, 7/31/25	23,930,000	23,907,565
0.125%, 7/31/22	20,525,000	20,520,991
0.375%, 7/31/27	35,000,000	34,808,594
0.625%, 8/15/30	4,380,000	4,354,678
0.125%, 8/31/22	13,375,000	13,371,343
0.50%, 8/31/27	2,700,000	2,706,328
		180,984,238
Government-Related: 1.4%
Agency: 0.6%
Petroleo Brasileiro SA (Brazil)
5.093%, 1/15/30	6,011,000	6,316,659
5.60%, 1/3/31	1,925,000	2,056,304
7.25%, 3/17/44	4,300,000	4,902,108
Petroleos Mexicanos (Mexico)
6.875%, 8/4/26	8,775,000	8,420,973
6.50%, 3/13/27	18,400,000	17,158,000
6.625%, 6/15/35	9,425,000	7,826,944
6.375%, 1/23/45	20,125,000	15,093,750
6.75%, 9/21/47	11,625,000	8,951,250

	Par Value	Value
6.35%, 2/12/48	$12,058,000	$9,028,427
6.95%, 1/28/60(c)	3,367,000	2,575,755
		82,330,170
Local Authority: 0.8%
L.A. Unified School District GO
5.75%, 7/1/34	3,000,000	4,188,720
New Jersey Turnpike Authority RB
7.102%, 1/1/41	12,436,000	20,427,249
State of California GO
7.50%, 4/1/34	13,470,000	22,386,467
7.30%, 10/1/39	18,730,000	30,759,530
State of Illinois GO
5.10%, 6/1/33	22,615,000	22,854,493
		100,616,459
		182,946,629
Securitized: 12.3%
Asset-Backed: 2.4%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2001-20E 1, 6.34%, 5/1/21	96,034	97,022
Series 2001-20G 1, 6.625%, 7/1/21	69,394	70,392
Series 2003-20J 1, 4.92%, 10/1/23	591,696	616,280
Series 2007-20F 1, 5.71%, 6/1/27	927,171	1,008,715
		1,792,409
Other: 0.4%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	17,833,390	19,304,822
9.75%, 1/6/27(c)	27,508,588	30,947,437
8.20%, 4/6/28(c)	4,727,250	5,058,205
		55,310,464
Student Loan: 2.0%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.30%, 1.448%, 3/25/66(c)	24,832,000	25,031,975
+0.80%, 0.948%, 7/26/66(c)	7,163,751	6,981,421
+1.15%, 1.298%, 7/26/66(c)	6,902,000	6,902,598
+1.05%, 1.198%, 12/27/66(c)	5,708,717	5,644,728
+0.75%, 0.898%, 3/25/67(c)	86,422,000	84,406,578
+1.00%, 1.148%, 2/27/68(c)	4,337,000	4,369,946
+0.70%, 0.848%, 2/25/70(c)	9,936,311	9,684,407
SLM Student Loan Trust
USD LIBOR 1-Month
+0.75%, 0.898%, 1/25/45(c)	36,199,945	35,393,367
USD LIBOR 3-Month
+0.17%, 0.415%, 1/25/41	12,803,334	12,221,123
+0.55%, 0.795%, 10/25/64(c)	46,217,321	44,695,546
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(c)	17,236,471	18,331,487
		253,663,176
		310,766,049
CMBS: 0.2%
Agency CMBS: 0.2%
Fannie Mae Multifamily DUS
Pool AL8144, 2.63%, 10/1/22(f)	450,519	454,932
Pool AL9086, 2.30%, 7/1/23(f)	359,172	376,294
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.497%, 3/25/26(f)	10,410,525	669,229
Series K056 X1, 1.397%, 5/25/26(f)	4,556,604	273,753
Series K064 X1, 0.742%, 3/25/27(f)	9,447,618	331,455
See accompanying Notes to Portfolio of Investments
Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)
September 30, 2020
Debt Securities (continued)
	Par Value	Value
Series K065 X1, 0.812%, 4/25/27(f)	$43,912,863	$1,740,578
Series K066 X1, 0.888%, 6/25/27(f)	37,590,552	1,675,787
Series K069 X1, 0.491%, 9/25/27(f)	233,742,145	5,577,602
Series K090 X1, 0.852%, 2/25/29(f)	180,625,142	9,809,390
		20,909,020
		20,909,020
Mortgage-Related: 9.7%
Federal Agency CMO & REMIC: 2.7%
Dept. of Veterans Affairs
Series 1995-1 1, 6.254%, 2/15/25(f)	141,985	155,785
Series 1995-2C 3A, 8.793%, 6/15/25	54,796	62,646
Series 2002-1 2J, 6.50%, 8/15/31	4,520,537	5,184,249
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	1,130,572	1,352,465
Trust 2009-30 AG, 6.50%, 5/25/39	1,088,442	1,262,252
Trust 2009-66 ET, 6.00%, 5/25/39	515,501	545,806
Trust 2001-T7 A1, 7.50%, 2/25/41	825,713	990,519
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	400,447	476,924
Trust 2001-T4 A1, 7.50%, 7/25/41	879,266	1,061,554
Trust 2001-T8 A1, 7.50%, 7/25/41	819,820	983,574
Trust 2001-W3 A, 7.00%, 9/25/41(f)	540,436	602,084
Trust 2001-T10 A2, 7.50%, 12/25/41	557,878	647,653
Trust 2013-106 MA, 4.00%, 2/25/42	6,051,177	6,591,641
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	890,698	1,018,011
Trust 2002-W8 A2, 7.00%, 6/25/42	1,202,346	1,460,813
Trust 2003-W2 1A2, 7.00%, 7/25/42	775,675	941,385
Trust 2003-W2 1A1, 6.50%, 7/25/42	1,888,793	2,239,064
Trust 2003-W4 4A, 6.17%, 10/25/42(f)	953,337	1,128,172
Trust 2012-121 NB, 7.00%, 11/25/42	1,212,385	1,482,286
Trust 2004-T1 1A2, 6.50%, 1/25/44	830,589	981,738
Trust 2004-W2 5A, 7.50%, 3/25/44	1,509,803	1,773,469
Trust 2004-W8 3A, 7.50%, 6/25/44	256,960	308,813
Trust 2005-W4 1A2, 6.50%, 8/25/45	2,765,417	3,270,209
Trust 2009-11 MP, 7.00%, 3/25/49	2,506,166	3,070,038
USD LIBOR 1-Month
+0.55%, 0.698%, 9/25/43	4,891,375	4,940,921
Freddie Mac
Series 16 PK, 7.00%, 8/25/23	466,720	492,466
Series T-48 1A4, 5.538%, 7/25/33	19,061,556	21,932,550
Series T-51 1A, 6.50%, 9/25/43(f)	134,402	169,457
Series T-59 1A1, 6.50%, 10/25/43	6,600,943	7,885,038
Series 4281 BC, 4.50%, 12/15/43(f)	29,196,445	33,045,990
USD LIBOR 1-Month
+0.61%, 0.762%, 9/15/43	11,188,420	11,350,023
Ginnie Mae
USD LIBOR 1-Month
+0.62%, 0.775%, 9/20/64	3,136,958	3,155,236
+0.70%, 0.855%, 1/20/70	29,021,697	29,523,046
+0.65%, 0.805%, 1/20/70	35,283,196	35,716,925
USD LIBOR 12-Month
+0.30%, 2.263%, 1/20/67	22,221,455	22,282,038
+0.23%, 2.204%, 10/20/67	20,800,326	20,712,622
+0.23%, 2.204%, 10/20/67	12,177,671	12,129,297
+0.06%, 2.055%, 12/20/67	31,744,320	31,504,213
+0.08%, 0.916%, 5/20/68	7,694,401	7,603,452
+0.25%, 0.789%, 6/20/68	25,237,484	25,130,730
+0.28%, 2.087%, 11/20/68	35,895,232	35,972,339
+0.25%, 2.213%, 12/20/68	3,705,672	3,700,839
		344,838,332
Federal Agency Mortgage Pass-Through: 7.0%
Fannie Mae, 15 Year
6.00%, 3/1/22	30,353	30,909

	Par Value	Value
4.50%, 1/1/25 - 1/1/27	$3,851,081	$4,044,025
3.50%, 11/1/25 - 12/1/29	12,944,234	13,712,343
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	27,833,293	30,287,259
4.50%, 1/1/31 - 12/1/34	41,825,089	46,128,191
3.50%, 6/1/35 - 4/1/37	45,984,099	48,852,059
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	10,410,689	12,103,104
5.50%, 7/1/33 - 8/1/37	6,697,338	7,882,377
6.00%, 9/1/36 - 8/1/37	9,382,632	11,042,879
7.00%, 8/1/37	266,469	314,901
4.50%, 3/1/40	1,134,359	1,276,744
3.50%, 4/1/48	8,920,848	9,430,686
5.00%, 12/1/48 - 3/1/49	12,430,915	13,629,639
2.50%, 6/1/50 - 7/1/50	81,010,472	86,019,572
2.00%, 9/1/50	22,917,257	23,936,894
Fannie Mae, 40 Year
4.50%, 6/1/56	27,799,305	31,746,460
Fannie Mae, Hybrid ARM
2.362%, 9/1/34(f)	473,418	479,290
3.413%, 12/1/34(f)	456,089	459,391
3.575%, 1/1/35(f)	708,978	739,405
2.317%, 1/1/35(f)	680,266	703,506
2.839%, 8/1/35 - 12/1/45(f)	8,490,334	8,792,101
3.635%, 5/1/37(f)	587,544	591,827
2.795%, 7/1/39(f)	181,568	182,271
3.668%, 11/1/40(f)	770,526	780,194
3.713%, 12/1/40(f)	1,942,896	2,019,223
3.661%, 11/1/43(f)	1,671,209	1,732,814
3.537%, 4/1/44(f)	4,064,357	4,223,968
2.763%, 11/1/44(f)	7,443,027	7,719,518
2.784%, 12/1/44(f)	5,994,702	6,218,883
2.899%, 9/1/45(f)	1,760,383	1,825,814
2.637%, 1/1/46(f)	8,987,979	9,306,485
2.97%, 4/1/46(f)	5,217,288	5,468,411
2.519%, 12/1/46(f)	8,921,356	9,347,952
3.177%, 6/1/47(f)	5,831,841	6,081,618
3.086%, 7/1/47(f)	8,584,479	8,957,601
2.70%, 8/1/47(f)	11,713,793	12,194,353
3.30%, 1/1/49(f)	6,210,265	6,471,326
Fannie Mae Pool, 30 Year
2.00%, 12/1/50(g)	140,103,000	144,224,832
Freddie Mac, Hybrid ARM
3.395%, 5/1/34(f)	509,376	522,463
4.073%, 10/1/35(f)	1,434,563	1,512,450
3.292%, 4/1/37(f)	1,185,104	1,239,191
3.732%, 9/1/37(f)	712,361	747,299
4.089%, 1/1/38(f)	157,454	157,592
4.065%, 2/1/38(f)	991,403	1,054,978
3.076%, 7/1/38(f)	99,937	105,642
3.44%, 10/1/38(f)	405,239	408,903
3.62%, 10/1/41(f)	553,364	581,956
2.914%, 8/1/42(f)	1,113,161	1,158,648
2.966%, 5/1/44(f)	5,825,573	6,039,498
3.034%, 5/1/44(f)	1,012,797	1,053,069
3.147%, 6/1/44(f)	1,662,974	1,729,609
2.97%, 6/1/44(f)	1,714,888	1,779,292
3.081%, 1/1/45(f)	8,058,051	8,381,933
2.706%, 10/1/45(f)	4,880,545	5,050,635
2.799%, 10/1/45(f)	4,830,525	5,007,216
3.242%, 7/1/47(f)	4,943,606	5,154,534
3.24%, 1/1/49(f)	20,409,833	21,266,022
3.739%, 3/1/49(f)	4,774,007	4,980,856
Freddie Mac Gold, 15 Year
3 / Dodge & Cox Balanced Fund
See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2020
Debt Securities (continued)
	Par Value	Value
4.50%, 9/1/24 - 9/1/26	$2,634,231	$2,790,878
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	1,679,616	1,878,920
4.50%, 4/1/31 - 6/1/31	5,434,141	5,995,710
Freddie Mac Gold, 30 Year
7.75%, 7/25/21	3,026	3,023
7.47%, 3/17/23	23,272	23,535
6.50%, 12/1/32 - 4/1/33	3,171,996	3,680,896
7.00%, 11/1/37 - 9/1/38	2,695,327	3,170,895
5.50%, 12/1/37	312,690	360,809
6.00%, 2/1/39	841,763	998,069
4.50%, 9/1/41 - 6/1/42	24,488,100	27,503,374
Freddie Mac Pool, 30 Year
2.50%, 6/1/50	100,737,003	106,940,532
2.00%, 9/1/50	108,258,079	113,066,130
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	226,067	243,900
		913,547,282
		1,258,385,614
		1,590,060,683
Corporate: 12.0%
Financials: 3.8%
Bank of America Corp.
3.004%, 12/20/23(d)	31,918,000	33,511,527
4.20%, 8/26/24	5,825,000	6,485,878
4.45%, 3/3/26	3,970,000	4,558,193
4.25%, 10/22/26	2,970,000	3,437,126
4.183%, 11/25/27	7,925,000	9,088,882
Barclays PLC (United Kingdom)
4.375%, 9/11/24	18,275,000	19,586,513
4.836%, 5/9/28	4,525,000	4,860,325
BNP Paribas SA (France)
4.25%, 10/15/24	25,200,000	27,873,275
4.375%, 9/28/25(c)	8,223,000	9,166,105
4.625%, 3/13/27(c)	9,775,000	11,102,650
Boston Properties, Inc.
3.125%, 9/1/23	7,550,000	7,985,202
3.80%, 2/1/24	5,000,000	5,414,656
3.65%, 2/1/26	4,450,000	4,944,674
3.25%, 1/30/31	5,850,000	6,300,539
Capital One Financial Corp.
3.50%, 6/15/23	10,581,000	11,319,220
4.20%, 10/29/25	10,175,000	11,278,146
Citigroup, Inc.
USD LIBOR 3-Month
+6.37%, 6.638%, 10/30/40(b)	37,080,925	39,913,908
Equity Residential
3.00%, 4/15/23	10,275,000	10,815,654
2.85%, 11/1/26	6,000,000	6,634,970
HSBC Holdings PLC (United Kingdom)
3.95%, 5/18/24(d)	8,000,000	8,571,537
4.30%, 3/8/26	11,462,000	12,930,483
6.50%, 5/2/36	23,805,000	31,979,010
6.50%, 9/15/37	8,265,000	11,208,051
JPMorgan Chase & Co.
8.75%, 9/1/30(b)	25,692,000	37,753,515
2.956%, 5/13/31(d)	3,300,000	3,527,402
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	12,750,000	13,918,479
4.65%, 3/24/26	10,875,000	12,103,817
NatWest Group PLC (United Kingdom)
6.125%, 12/15/22	43,156,000	47,205,660
UniCredit SPA (Italy)

	Par Value	Value
7.296%, 4/2/34(c)(d)	$23,425,000	$26,954,913
Unum Group
7.25%, 3/15/28	1,526,000	1,958,974
6.75%, 12/15/28	11,368,000	14,148,727
Wells Fargo & Co.
4.10%, 6/3/26	3,376,000	3,801,009
4.30%, 7/22/27	16,645,000	19,032,784
+1.00%, 2.572%, 2/11/31(d)	12,005,000	12,551,801
		491,923,605
Industrials: 7.6%
AbbVie, Inc.
3.20%, 11/21/29(c)	4,075,000	4,480,609
4.05%, 11/21/39(c)	10,550,000	12,049,127
4.25%, 11/21/49(c)	14,325,000	16,919,992
Altria Group, Inc.
2.35%, 5/6/25	800,000	843,356
3.40%, 5/6/30	775,000	843,443
Anheuser-Busch InBev SA/NV (Belgium)
5.55%, 1/23/49	20,425,000	27,718,201
AT&T, Inc.
3.50%, 9/15/53(c)	34,185,000	33,036,384
3.65%, 9/15/59(c)	6,687,000	6,516,749
Bayer AG (Germany)
4.25%, 12/15/25(c)	6,600,000	7,544,904
4.375%, 12/15/28(c)	19,400,000	22,766,520
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	2,725,000	2,731,644
2.726%, 3/25/31	5,415,000	5,363,153
3.734%, 9/25/40	1,100,000	1,091,476
3.984%, 9/25/50	3,525,000	3,443,622
Burlington Northern Santa Fe LLC(h)
5.72%, 1/15/24	2,073,587	2,229,005
5.629%, 4/1/24	6,088,300	6,509,454
5.342%, 4/1/24	3,677,835	3,846,820
Cemex SAB de CV (Mexico)
6.00%, 4/1/24(c)	6,877,000	7,026,919
5.70%, 1/11/25(c)	22,475,000	22,946,188
6.125%, 5/5/25(c)	6,670,000	6,870,100
5.20%, 9/17/30(c)	6,400,000	6,431,360
Charter Communications, Inc.
4.125%, 2/15/21	5,547,000	5,568,651
6.55%, 5/1/37	11,000,000	14,603,531
6.75%, 6/15/39	6,160,000	8,402,419
6.484%, 10/23/45	29,977,000	39,959,693
5.75%, 4/1/48	3,700,000	4,575,694
Cigna Corp.
7.875%, 5/15/27	17,587,000	23,854,694
Coca-Cola Co.
3.45%, 3/25/30	6,400,000	7,542,411
Cox Enterprises, Inc.
2.95%, 6/30/23(c)	17,166,000	18,068,025
3.85%, 2/1/25(c)	18,776,000	20,835,753
3.35%, 9/15/26(c)	3,400,000	3,779,965
CRH PLC (Ireland)
3.875%, 5/18/25(c)	10,250,000	11,515,756
CVS Health Corp.
4.30%, 3/25/28	4,500,000	5,264,190
4.78%, 3/25/38	8,125,000	9,832,816
5.05%, 3/25/48	4,725,000	6,008,821
Dillard's, Inc.
7.875%, 1/1/23	8,660,000	9,364,545
See accompanying Notes to Portfolio of Investments
Dodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)
September 30, 2020
Debt Securities (continued)
	Par Value	Value
7.75%, 7/15/26	$50,000	$51,963
7.75%, 5/15/27	540,000	582,009
7.00%, 12/1/28	15,135,000	15,633,244
Dow, Inc.
7.375%, 11/1/29	17,000,000	23,879,914
9.40%, 5/15/39	5,677,000	9,661,556
Elanco Animal Health, Inc.
4.912%, 8/27/21	2,500,000	2,565,625
5.272%, 8/28/23	2,500,000	2,678,125
5.90%, 8/28/28	6,175,000	7,132,125
Exxon Mobil Corp.
4.227%, 3/19/40	5,545,000	6,782,160
4.327%, 3/19/50	6,950,000	8,637,934
FedEx Corp.
4.25%, 5/15/30	3,575,000	4,278,322
5.25%, 5/15/50	4,100,000	5,501,164
Ford Motor Credit Co. LLC(h)
5.75%, 2/1/21	12,700,000	12,799,949
5.875%, 8/2/21	12,945,000	13,187,719
3.813%, 10/12/21	14,270,000	14,305,675
5.596%, 1/7/22	9,425,000	9,637,063
4.25%, 9/20/22	4,243,000	4,279,744
4.14%, 2/15/23	5,166,000	5,198,133
4.375%, 8/6/23	3,405,000	3,457,097
HCA Healthcare, Inc.
4.125%, 6/15/29	6,725,000	7,598,599
5.25%, 6/15/49	10,255,000	12,468,492
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(c)	19,225,000	21,271,362
3.875%, 7/26/29(c)	21,150,000	22,895,555
Kinder Morgan, Inc.
5.50%, 3/1/44	20,643,000	24,170,277
5.40%, 9/1/44	15,719,000	18,212,352
Macy's, Inc.
6.70%, 7/15/34(c)	5,890,000	4,005,200
Occidental Petroleum Corp.
2.90%, 8/15/24	7,900,000	6,702,597
3.20%, 8/15/26	15,450,000	12,253,781
Oracle Corp.
3.60%, 4/1/50	15,500,000	17,282,853
Prosus NV (Netherlands)
5.50%, 7/21/25(c)	25,825,000	29,582,537
4.85%, 7/6/27(c)	14,200,000	16,154,204
RELX PLC (United Kingdom)
4.00%, 3/18/29	5,400,000	6,348,045
TC Energy Corp. (Canada)
5.625%, 5/20/75(b)(d)	20,570,000	20,929,975
5.30%, 3/15/77(b)(d)	28,160,000	28,209,280
5.50%, 9/15/79(b)(d)	6,850,000	7,149,007
Telecom Italia SPA (Italy)
5.303%, 5/30/24(c)	14,663,000	15,922,552
7.20%, 7/18/36	11,596,000	14,624,875
7.721%, 6/4/38	8,212,000	10,918,018
The Kraft Heinz Co.
5.50%, 6/1/50(c)	5,000,000	5,719,021
The Williams Companies, Inc.
3.50%, 11/15/30	6,400,000	6,954,239
T-Mobile U.S., Inc.
3.875%, 4/15/30(c)	7,975,000	9,067,814
4.375%, 4/15/40(c)	2,675,000	3,135,555
4.50%, 4/15/50(c)	1,775,000	2,133,479
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(c)	12,050,000	12,906,152
5.25%, 6/6/29(c)	11,350,000	11,764,388

	Par Value	Value
Union Pacific Corp.
6.176%, 1/2/31	$5,249,645	$6,020,740
United Parcel Service, Inc.
5.20%, 4/1/40	4,225,000	5,785,062
Verizon Communications, Inc.
4.272%, 1/15/36	11,847,000	14,591,424
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(b)(d)	16,900,000	20,054,725
Xerox Holdings Corp.
4.50%, 5/15/21	21,561,000	21,829,434
Zoetis, Inc.
4.50%, 11/13/25	17,545,000	20,519,415
		977,816,520
Utilities: 0.6%
Dominion Energy, Inc.
4.104%, 4/1/21	5,650,000	5,748,061
5.75%, 10/1/54(b)(d)	22,950,000	24,322,951
Enel SPA (Italy)
4.625%, 9/14/25(c)	5,000,000	5,792,067
6.80%, 9/15/37(c)	13,700,000	19,265,629
6.00%, 10/7/39(c)	8,352,000	11,336,032
The Southern Co.
4.00%, 1/15/51(b)(d)	14,800,000	14,841,047
		81,305,787
		1,551,045,912
Total Debt Securities (Cost $3,299,764,164)		$3,505,037,462
Short-Term Investments: 2.2%
	Par Value/ Shares	Value
Repurchase Agreements: 1.8%
Fixed Income Clearing Corporation(i) 0.000%, dated 9/30/20, due 10/1/20, maturity value $229,538,000	$229,538,000	$229,538,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund	51,632,034	51,632,034
Total Short-Term Investments (Cost $281,170,034)		$281,170,034
Total Investments In Securities (Cost $10,942,615,261)	100.2%	$12,953,940,078
Other Assets Less Liabilities	(0.2)%	(22,335,510)
Net Assets	100.0%	$12,931,604,568
5 / Dodge & Cox Balanced Fund
See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2020
(a)	Non-income producing
(b)	Hybrid security: characteristics of both a debt and equity security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Inflation-linked
(f)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(h)	Subsidiary (see below)
(i)	Repurchase agreement is collateralized by U.S. Treasury Bills, 9/9/21. Total collateral value is $234,128,794.
*	Rounds to 0.0%.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
DUS: Delegated Underwriting and Servicing
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index— Short Position	(4,367)	12/18/20	$(731,909,200)	$4,412,985
See accompanying Notes to Portfolio of Investments
Dodge & Cox Balanced Fund / 6

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Debt securities, certain preferred stocks, and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2020:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,262,909,038	$—
Consumer Discretionary	217,791,013	—
Consumer Staples	89,974,830	—
Energy	602,711,398	—
Financials	2,362,991,032	—
Health Care	1,540,802,979	—
Industrials	923,614,706	—
Information Technology	1,725,654,886	—
Materials	131,973,052	—
Preferred Stocks
Communication Services	—	53,742,100
Consumer Discretionary	—	15,446,985
Financials	—	240,120,563
Debt Securities
U.S. Treasury	—	180,984,238
Government-Related	—	182,946,629
Securitized	—	1,590,060,683
Corporate	—	1,551,045,912
Short-Term Investments
Repurchase Agreements	—	229,538,000
Money Market Fund	51,632,034	—
Total Securities	$8,910,054,968	$4,043,885,110
Other Investments
7 / Dodge & Cox Balanced Fund

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Futures Contracts
Appreciation	$4,412,985	$—
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Balanced Fund / 8

DODGE & COX INCOME FUND
Portfolio of Investments (unaudited)
September 30, 2020
Debt Securities: 99.1%
	Par Value	Value
U.S. Treasury: 9.3%
U.S. Treasury Inflation Indexed
0.125%, 4/15/22(a)	$85,526,514	$87,028,238
U.S. Treasury Note/Bond
0.375%, 3/31/22	1,289,000,000	1,293,330,241
0.125%, 5/31/22	2,134,995,000	2,134,494,600
0.125%, 7/31/22	2,208,300,000	2,207,868,697
0.25%, 8/31/25	500,000,000	499,492,190
		6,222,213,966
Government-Related: 5.3%
Agency: 2.8%
New Valley Generation
4.929%, 1/15/21	101,850	103,242
Petroleo Brasileiro SA (Brazil)
5.093%, 1/15/30	274,213,000	288,156,731
7.25%, 3/17/44	18,890,000	21,535,072
6.90%, 3/19/49	149,499,000	166,257,838
6.75%, 6/3/50	78,270,000	84,773,454
Petroleos Mexicanos (Mexico)
6.875%, 8/4/26	119,290,000	114,477,245
6.50%, 3/13/27	258,251,000	240,819,057
6.84%, 1/23/30(b)	232,603,000	207,016,670
6.625%, 6/15/35	189,661,000	157,503,029
6.50%, 6/2/41	53,502,000	41,217,406
6.375%, 1/23/45	135,151,000	101,363,250
6.75%, 9/21/47	78,716,000	60,611,320
6.35%, 2/12/48	148,413,000	111,124,234
7.69%, 1/23/50(b)	246,267,000	203,293,409
6.95%, 1/28/60(b)	80,170,000	61,330,050
		1,859,582,007
Local Authority: 2.5%
L.A. Unified School District GO
5.75%, 7/1/34	6,030,000	8,419,327
6.758%, 7/1/34	183,745,000	271,598,997
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,655,000	68,961,044
7.102%, 1/1/41	146,802,000	241,135,497
State of California GO
7.50%, 4/1/34	160,406,000	266,586,752
7.30%, 10/1/39	200,085,000	328,591,592
7.625%, 3/1/40	99,950,000	173,021,446
State of Illinois GO
5.10%, 6/1/33	339,630,000	343,226,682
		1,701,541,337
		3,561,123,344
Securitized: 41.7%
Asset-Backed: 5.7%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2001-20G 1, 6.625%, 7/1/21	83,678	84,882
Series 2001-20L 1, 5.78%, 12/1/21	356,786	364,069
Series 2002-20A 1, 6.14%, 1/1/22	2,161	2,209
Series 2002-20L 1, 5.10%, 12/1/22	123,834	127,874
Series 2003-20G 1, 4.35%, 7/1/23	9,526	9,889
Series 2004-20L 1, 4.87%, 12/1/24	280,447	296,324
Series 2005-20B 1, 4.625%, 2/1/25	539,034	568,562
Series 2005-20D 1, 5.11%, 4/1/25	20,085	21,195
Series 2005-20E 1, 4.84%, 5/1/25	844,267	892,834
Series 2005-20G 1, 4.75%, 7/1/25	947,503	1,002,769
Series 2005-20H 1, 5.11%, 8/1/25	10,379	11,073
Series 2005-20I 1, 4.76%, 9/1/25	1,143,701	1,207,703
Series 2006-20A 1, 5.21%, 1/1/26	991,510	1,059,077
Series 2006-20B 1, 5.35%, 2/1/26	324,959	350,397

	Par Value	Value
Series 2006-20C 1, 5.57%, 3/1/26	$1,387,836	$1,490,079
Series 2006-20G 1, 6.07%, 7/1/26	2,446,602	2,630,817
Series 2006-20H 1, 5.70%, 8/1/26	21,716	23,573
Series 2006-20I 1, 5.54%, 9/1/26	35,654	38,374
Series 2006-20J 1, 5.37%, 10/1/26	1,009,104	1,083,806
Series 2006-20L 1, 5.12%, 12/1/26	1,081,901	1,163,370
Series 2007-20A 1, 5.32%, 1/1/27	2,125,733	2,288,797
Series 2007-20C 1, 5.23%, 3/1/27	3,064,915	3,297,677
Series 2007-20D 1, 5.32%, 4/1/27	3,170,343	3,402,661
Series 2007-20G 1, 5.82%, 7/1/27	2,103,830	2,284,278
		23,702,289
Other: 1.0%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	323,078,676	349,735,898
9.75%, 1/6/27(b)	204,246,701	229,779,581
8.20%, 4/6/28(b)	71,181,000	76,164,382
		655,679,861
Student Loan: 4.7%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.05%, 1.199%, 6/25/69(b)	50,000,000	50,561,469
+1.25%, 1.398%, 6/25/65(b)	260,988,362	261,001,959
+1.15%, 1.298%, 3/25/66(b)	215,864,463	215,864,420
+1.30%, 1.448%, 3/25/66(b)	150,496,000	151,707,960
+0.80%, 0.948%, 7/26/66(b)	275,420,176	268,410,264
+1.05%, 1.198%, 7/26/66(b)	320,453,000	320,550,001
+1.15%, 1.298%, 7/26/66(b)	232,417,000	232,437,151
+1.00%, 1.148%, 9/27/66(b)	113,429,000	112,183,402
+1.05%, 1.198%, 12/27/66(b)	175,068,292	173,105,951
+0.72%, 0.868%, 3/25/67(b)	96,785,000	94,949,995
+0.80%, 0.948%, 3/25/67(b)	181,973,000	180,694,239
+0.68%, 0.828%, 6/27/67(b)	222,765,000	217,773,371
+1.00%, 1.148%, 2/27/68(b)	61,463,000	61,929,904
+0.83%, 0.978%, 7/25/68(b)	70,139,546	70,095,428
+0.81%, 0.958%, 7/25/68(b)	63,945,000	62,712,940
+0.70%, 0.848%, 2/25/70(b)	230,752,118	224,902,114
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(b)	10,429,105	10,639,748
Series 2017-A A2A, 2.88%, 12/16/58(b)	23,466,075	23,821,806
SLM Student Loan Trust
USD LIBOR 1-Month
+1.20%, 1.348%, 10/25/34	27,526,000	27,680,316
USD LIBOR 3-Month
+0.63%, 0.875%, 1/25/40(b)	131,983,410	127,975,153
+0.17%, 0.415%, 7/25/40	13,626,000	12,761,429
+0.55%, 0.795%, 10/25/64(b)	67,958,094	65,697,529
+0.55%, 0.795%, 10/25/64(b)	30,451,906	29,449,231
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(b)	17,345,129	17,951,400
Series 2017-B A2A, 2.82%, 10/15/35(b)	19,284,391	19,930,247
Series 2018-A A2A, 3.50%, 2/15/36(b)	46,732,359	49,511,425
Series 2018-B A2A, 3.60%, 1/15/37(b)	58,806,376	62,542,287
		3,146,841,139
		3,826,223,289
CMBS: 0.6%
Agency CMBS: 0.6%
Fannie Mae Multifamily DUS
1 / Dodge & Cox Income Fund
See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2020
Debt Securities (continued)
	Par Value	Value
Pool AL6455, 2.765%, 11/1/21(c)	$8,802,693	$8,922,344
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.497%, 3/25/26(c)	116,233,582	7,471,948
Series K056 X1, 1.397%, 5/25/26(c)	40,244,868	2,417,843
Series K062 X1, 0.434%, 12/25/26(c)	318,390,057	5,778,143
Series K064 X1, 0.742%, 3/25/27(c)	405,913,083	14,240,811
Series K065 X1, 0.812%, 4/25/27(c)	470,936,054	18,666,539
Series K066 X1, 0.888%, 6/25/27(c)	375,748,575	16,750,872
Series K067 X1, 0.712%, 7/25/27(c)	473,727,760	16,982,809
Series K069 X1, 0.491%, 9/25/27(c)	98,025,602	2,339,107
Series K070 X1, 0.456%, 11/25/27(c)	198,642,822	4,421,372
Series K071 X1, 0.419%, 11/25/27(c)	255,138,947	4,836,746
Series K089 X1, 0.686%, 1/25/29(c)	517,432,960	21,422,035
Series K091 X1, 0.704%, 3/25/29(c)	260,315,158	11,307,934
Series K092 X1, 0.852%, 4/25/29(c)	485,458,438	26,368,840
Series K093 X1, 1.092%, 5/25/29(c)	232,244,741	16,504,565
Series K094 X1, 1.016%, 6/25/29(c)	321,560,763	21,599,397
Series K095 X1, 1.082%, 6/25/29(c)	223,998,273	16,023,179
Series K096 X1, 1.257%, 7/25/29(c)	544,292,465	46,717,167
Series K097 X1, 1.218%, 7/25/29(c)	244,135,728	20,534,500
Series K098 X1, 1.269%, 8/25/29(c)	472,657,663	41,598,885
Series K099 X1, 1.006%, 9/25/29(c)	514,883,619	35,444,176
Series K101 X1, 0.949%, 10/25/29(c)	197,745,984	13,034,367
Series K102 X1, 0.946%, 10/25/29(c)	551,133,046	36,086,373
Series K152 X1, 1.102%, 1/25/31(c)	127,154,039	9,664,991
Series K154 X1, 0.445%, 11/25/32(c)	384,215,926	11,161,242
Series K-1511 X1, 0.93%, 3/25/34(c)	175,640,537	13,603,026
		443,899,211
		443,899,211
Mortgage-Related: 35.4%
Federal Agency CMO & REMIC: 4.7%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	41,602	47,126
Series 1997-2 Z, 7.50%, 6/15/27	3,946,878	4,527,224
Series 1998-2 2A, 8.638%, 8/15/27(c)	7,096	8,008
Series 1998-1 1A, 8.293%, 3/15/28(c)	47,073	51,888
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	139,823	158,815
Trust 1998-58 PC, 6.50%, 10/25/28	852,453	970,440
Trust 2001-69 PQ, 6.00%, 12/25/31	996,861	1,166,626
Trust 2002-33 A1, 7.00%, 6/25/32	1,353,871	1,619,590
Trust 2002-69 Z, 5.50%, 10/25/32	132,371	143,978
Trust 2008-24 GD, 6.50%, 3/25/37	508,517	591,580
Trust 2007-47 PE, 5.00%, 5/25/37	1,436,869	1,637,132
Trust 2009-53 QM, 5.50%, 5/25/39	476,087	499,389
Trust 2009-30 AG, 6.50%, 5/25/39	4,636,689	5,377,104
Trust 2009-40 TB, 6.00%, 6/25/39	1,773,249	2,065,137
Trust 2001-T3 A1, 7.50%, 11/25/40	68,803	78,150
Trust 2010-123 WT, 7.00%, 11/25/40	19,324,316	23,003,834
Trust 2001-T7 A1, 7.50%, 2/25/41	42,465	50,941
Trust 2001-T5 A2, 6.978%, 6/19/41(c)	30,112	35,579
Trust 2001-T5 A3, 7.50%, 6/19/41(c)	153,038	182,265
Trust 2001-T4 A1, 7.50%, 7/25/41	1,233,042	1,488,674
Trust 2011-58 AT, 4.00%, 7/25/41	5,445,593	6,068,792
Trust 2001-T10 A1, 7.00%, 12/25/41	1,300,620	1,545,492
Trust 2013-106 MA, 4.00%, 2/25/42	13,590,446	14,804,282
Trust 2002-W6 2A1, 7.00%, 6/25/42(c)	1,631,652	1,864,873
Trust 2002-W8 A2, 7.00%, 6/25/42	991,052	1,204,097
Trust 2002-90 A1, 6.50%, 6/25/42	3,044,116	3,593,770
Trust 2002-T16 A3, 7.50%, 7/25/42	2,378,747	2,945,834
Trust 2003-W2 1A2, 7.00%, 7/25/42	4,862,269	5,901,015
Trust 2003-W4 3A, 5.589%, 10/25/42(c)	1,432,055	1,672,512

	Par Value	Value
Trust 2012-121 NB, 7.00%, 11/25/42	$646,673	$790,635
Trust 2003-W1 2A, 5.697%, 12/25/42(c)	1,793,181	2,014,201
Trust 2003-7 A1, 6.50%, 12/25/42	2,586,043	2,999,926
Trust 2004-T1 1A2, 6.50%, 1/25/44	1,055,923	1,248,078
Trust 2004-W2 2A2, 7.00%, 2/25/44	55,216	65,149
Trust 2004-W2 5A, 7.50%, 3/25/44	2,382,808	2,798,933
Trust 2004-W8 3A, 7.50%, 6/25/44	1,825,966	2,194,431
Trust 2004-W15 1A2, 6.50%, 8/25/44	490,525	580,575
Trust 2005-W1 1A3, 7.00%, 10/25/44	4,229,408	5,144,216
Trust 2001-79 BA, 7.00%, 3/25/45	400,652	470,019
Trust 2006-W1 1A1, 6.50%, 12/25/45	220,871	261,461
Trust 2006-W1 1A2, 7.00%, 12/25/45	1,682,866	2,019,732
Trust 2006-W1 1A3, 7.50%, 12/25/45	28,239	34,477
Trust 2006-W1 1A4, 8.00%, 12/25/45	1,881,107	2,271,187
Trust 2007-W10 1A, 6.226%, 8/25/47(c)	5,443,794	6,326,989
Trust 2007-W10 2A, 6.298%, 8/25/47(c)	1,616,855	1,867,985
USD LIBOR 1-Month
+0.55%, 0.698%, 9/25/43	22,192,761	22,417,558
+0.40%, 0.548%, 7/25/44	1,099,631	1,088,079
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	92,899	110,076
Series 3312 AB, 6.50%, 6/15/32	1,782,449	2,101,795
Series T-41 2A, 5.168%, 7/25/32(c)	166,467	183,325
Series 2587 ZU, 5.50%, 3/15/33	2,475,543	2,835,937
Series 2610 UA, 4.00%, 5/15/33	1,057,020	1,161,925
Series T-48 1A, 4.818%, 7/25/33(c)	1,940,644	2,180,644
Series 2708 ZD, 5.50%, 11/15/33	9,126,292	10,475,493
Series 3204 ZM, 5.00%, 8/15/34	4,224,248	4,827,241
Series 3330 GZ, 5.50%, 6/15/37	471,288	532,815
Series 3427 Z, 5.00%, 3/15/38	1,902,679	2,180,683
Series T-51 1A, 6.50%, 9/25/43(c)	45,697	57,615
Series 4283 DW, 4.50%, 12/15/43(c)	46,576,473	53,275,320
Series 4283 EW, 4.50%, 12/15/43(c)	27,522,602	30,842,848
Series 4281 BC, 4.50%, 12/15/43(c)	78,866,285	89,264,789
Series 4319 MA, 4.50%, 3/15/44(c)	15,739,760	17,764,184
Ginnie Mae
USD LIBOR 1-Month
+0.65%, 0.805%, 10/20/64	6,827,566	6,875,114
+0.63%, 0.785%, 4/20/65	10,019,204	10,079,944
+0.60%, 0.755%, 7/20/65	6,644,517	6,677,828
+0.60%, 0.755%, 8/20/65	6,711,131	6,744,391
+0.62%, 0.775%, 9/20/65	1,400,052	1,408,401
+0.75%, 0.905%, 11/20/65	26,257,668	26,531,887
+0.90%, 1.055%, 3/20/66	16,576,374	16,838,127
+0.90%, 1.055%, 4/20/66	18,986,342	19,290,983
+0.78%, 0.935%, 9/20/66	9,949,647	10,065,917
+0.75%, 0.905%, 10/20/66	47,532,025	48,059,959
+0.80%, 0.955%, 11/20/66	20,720,809	20,996,837
+0.81%, 0.965%, 12/20/66	12,176,994	12,344,133
+0.57%, 0.725%, 9/20/67	26,517,273	26,672,375
+0.60%, 0.755%, 9/20/69	40,720,180	41,061,505
+0.60%, 0.755%, 11/20/69	30,418,833	30,746,432
+0.65%, 0.805%, 11/20/69	38,855,667	39,399,709
+0.65%, 0.805%, 11/20/69	117,771,392	119,200,830
+0.65%, 0.805%, 11/20/69	24,619,703	24,952,365
+0.55%, 0.706%, 3/20/70	117,214,274	117,433,836
USD LIBOR 12-Month
+0.30%, 0.749%, 9/20/66	17,290,054	17,268,764
+0.28%, 2.205%, 12/20/66	32,112,557	32,134,744
+0.30%, 2.263%, 1/20/67	87,026,276	87,263,666
+0.31%, 2.273%, 1/20/67	34,445,176	34,553,351
See accompanying Notes to Portfolio of Investments
Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)
September 30, 2020
Debt Securities (continued)
	Par Value	Value
+0.30%, 2.263%, 1/20/67	$93,902,855	$94,158,863
+0.25%, 2.057%, 2/20/67	17,999,920	18,043,481
+0.20%, 2.007%, 3/20/67	3,112,393	3,113,624
+0.30%, 1.454%, 4/20/67	21,733,143	21,778,128
+0.20%, 1.202%, 5/20/67	41,412,343	41,314,274
+0.30%, 1.302%, 5/20/67	18,585,295	18,619,326
+0.20%, 1.036%, 6/20/67	92,797,386	92,483,768
+0.30%, 1.136%, 6/20/67	21,283,470	21,305,639
+0.20%, 0.739%, 8/20/67	20,755,505	20,653,164
+0.27%, 0.719%, 9/20/67	63,611,393	63,424,222
+0.25%, 0.699%, 9/20/67	21,041,971	20,970,683
+0.25%, 2.224%, 10/20/67	44,914,601	44,771,724
+0.23%, 2.204%, 10/20/67	148,417,498	147,791,696
+0.23%, 2.204%, 10/20/67	67,543,153	67,274,844
+0.22%, 2.194%, 10/20/67	29,972,649	29,860,857
+0.20%, 2.158%, 11/20/67	15,561,542	15,495,562
+0.22%, 2.178%, 11/20/67	21,483,851	21,409,435
+0.22%, 2.178%, 11/20/67	122,099,091	121,601,122
+0.06%, 2.055%, 12/20/67	51,933,155	51,540,343
+0.18%, 2.105%, 12/20/67	31,822,778	31,672,880
+0.15%, 2.113%, 1/20/68	14,559,416	14,486,622
+0.08%, 2.075%, 1/20/68	41,576,343	41,368,993
+0.06%, 2.055%, 1/20/68	97,244,471	96,518,755
+0.10%, 2.095%, 2/20/68	78,339,475	77,750,597
+0.15%, 2.145%, 2/20/68	30,902,513	30,785,469
+0.10%, 2.095%, 2/20/68	41,446,581	41,168,068
+0.04%, 1.847%, 2/20/68	48,587,023	48,207,058
+0.07%, 1.877%, 2/20/68	43,989,986	43,704,174
+0.05%, 0.688%, 2/20/68	22,658,256	22,432,167
+0.05%, 1.857%, 2/20/68	3,486,626	3,461,850
+0.06%, 1.867%, 3/20/68	11,939,868	11,827,240
+0.05%, 1.204%, 3/20/68	52,785,712	52,342,370
+0.03%, 1.184%, 3/20/68	16,473,006	16,288,944
+0.04%, 1.847%, 3/20/68	78,121,236	77,553,428
+0.04%, 1.847%, 3/20/68	30,402,382	30,090,028
+0.02%, 1.174%, 4/20/68	21,453,646	21,153,463
+0.05%, 1.204%, 4/20/68	38,152,740	37,688,479
+0.05%, 1.204%, 4/20/68	34,604,041	34,180,200
+0.04%, 1.042%, 5/20/68	37,729,882	37,228,358
+0.15%, 2.887%, 6/20/68	37,373,747	37,076,689
+0.25%, 0.888%, 7/20/68	36,671,096	36,536,143
+0.12%, 0.569%, 8/20/68	30,919,759	30,624,837
+0.10%, 2.074%, 10/20/68	56,240,505	55,590,995
+0.22%, 2.178%, 11/20/68	29,863,328	29,697,936
+0.30%, 2.258%, 11/20/68	32,350,272	32,343,945
+0.40%, 2.207%, 2/20/69	27,807,479	28,048,225
+0.40%, 2.40%, 10/20/69	17,640,844	17,711,229
+0.40%, 2.40%, 10/20/69	26,686,299	26,793,650
+0.50%, 2.506%, 11/20/69	63,771,936	64,451,789
		3,156,688,902
Federal Agency Mortgage Pass-Through: 30.6%
Fannie Mae, 15 Year
6.00%, 12/1/20 - 3/1/23	3,649,639	3,733,749
5.50%, 1/1/21 - 7/1/25	24,611,870	25,636,180
5.00%, 9/1/25	11,920,508	12,565,047
4.00%, 9/1/25 - 11/1/33	276,428,095	301,728,831
3.50%, 10/1/25 - 6/1/34	660,759,670	699,527,086
4.50%, 3/1/29	9,446,547	10,027,714
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	240,469,718	264,184,686
4.00%, 9/1/30 - 3/1/37	1,161,497,673	1,265,450,684
3.50%, 11/1/35 - 10/1/39	279,806,266	296,495,580
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	65,695,322	77,812,575

	Par Value	Value
7.00%, 4/1/32 - 2/1/39	$5,507,061	$6,404,304
6.50%, 12/1/32 - 8/1/39	27,093,104	31,475,133
5.50%, 2/1/33 - 11/1/39	98,280,191	115,192,131
4.50%, 11/1/35 - 11/1/48	2,076,187,062	2,284,899,892
5.00%, 7/1/37 - 3/1/49	108,688,733	119,705,422
4.00%, 10/1/40 - 2/1/47	342,829,615	372,533,322
3.50%, 8/1/49 - 3/1/50	58,599,659	60,461,613
2.50%, 5/1/50 - 9/1/50	2,659,807,549	2,824,591,666
2.00%, 6/1/50 - 9/1/50	1,210,212,252	1,261,967,519
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	110,690,020	126,042,038
Fannie Mae, Hybrid ARM
3.138%, 10/1/33(c)	777,752	814,282
3.288%, 7/1/34(c)	857,966	890,733
2.308%, 8/1/34(c)	1,030,744	1,061,015
2.518%, 8/1/34(c)	99,185	100,475
3.445%, 9/1/34(c)	897,739	933,128
3.256%, 10/1/34(c)	556,431	573,854
3.99%, 1/1/35(c)	549,909	562,083
3.034%, 1/1/35 - 7/1/44(c)	2,858,901	2,960,910
3.372%, 4/1/35(c)	1,137,492	1,181,576
2.953%, 6/1/35(c)	225,879	228,794
2.678%, 7/1/35(c)	808,581	848,728
2.446%, 7/1/35(c)	320,569	332,636
2.306%, 7/1/35(c)	168,789	170,552
2.349%, 7/1/35(c)	256,964	260,189
2.474%, 8/1/35(c)	923,710	968,433
2.042%, 8/1/35(c)	1,747,647	1,834,343
1.968%, 8/1/35(c)	563,287	576,177
2.735%, 9/1/35 - 10/1/44(c)	16,364,130	16,936,245
3.091%, 10/1/35(c)	673,111	696,988
2.972%, 10/1/35(c)	338,491	341,096
2.791%, 11/1/35(c)	627,314	650,256
3.674%, 12/1/35(c)	204,832	205,756
3.202%, 1/1/36(c)	1,490,698	1,556,719
3.697%, 1/1/36(c)	1,387,575	1,450,199
3.653%, 1/1/36(c)	5,552,646	5,840,465
2.496%, 7/1/36(c)	58,146	61,349
3.076%, 11/1/36(c)	697,919	726,117
2.844%, 12/1/36(c)	839,218	880,544
3.796%, 12/1/36(c)	624,709	636,122
3.60%, 1/1/37(c)	896,841	936,925
3.988%, 2/1/37(c)	815,228	855,468
3.678%, 4/1/37(c)	323,942	350,974
2.713%, 8/1/37(c)	902,154	936,586
3.008%, 11/1/37(c)	411,945	417,645
3.327%, 5/1/38(c)	1,210,014	1,279,365
3.176%, 5/1/38(c)	58,606,754	61,723,255
2.557%, 9/1/38(c)	110,629	112,137
2.915%, 10/1/38(c)	1,840,473	1,922,125
3.286%, 10/1/38(c)	630,631	637,426
3.25%, 10/1/38(c)	277,407	288,272
3.396%, 6/1/39(c)	262,011	274,958
3.689%, 12/1/39(c)	451,595	456,325
3.497%, 4/1/42(c)	2,466,083	2,577,711
2.312%, 9/1/42(c)	1,395,502	1,442,314
3.608%, 11/1/42(c)	2,439,847	2,531,855
2.264%, 12/1/42(c)	8,886,078	9,172,918
3.079%, 2/1/43(c)	4,966,982	5,142,277
2.837%, 2/1/43(c)	1,235,726	1,292,938
2.313%, 5/1/43(c)	2,319,345	2,400,573
2.409%, 6/1/43(c)	390,883	393,741
2.152%, 9/1/43(c)	761,561	784,042
2.49%, 9/1/43(c)	2,146,991	2,214,711
3 / Dodge & Cox Income Fund
See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2020
Debt Securities (continued)
	Par Value	Value
3.265%, 9/1/43(c)	$1,384,399	$1,440,815
2.563%, 10/1/43(c)	12,488,059	12,916,743
2.58%, 11/1/43(c)	5,562,789	5,726,552
2.877%, 11/1/43(c)	8,730,859	9,059,239
3.107%, 12/1/43(c)	2,298,858	2,366,115
3.55%, 2/1/44 - 11/1/48(c)	6,104,534	6,368,890
2.994%, 2/1/44(c)	3,161,673	3,268,912
2.739%, 2/1/44(c)	2,329,146	2,401,236
3.536%, 4/1/44(c)	2,677,492	2,780,507
3.005%, 4/1/44(c)	1,405,148	1,451,026
2.983%, 4/1/44(c)	2,818,032	2,924,316
3.18%, 4/1/44(c)	10,356,234	10,795,535
3.165%, 4/1/44(c)	8,867,184	9,352,772
3.448%, 5/1/44(c)	3,023,783	3,143,303
3.014%, 5/1/44(c)	10,287,806	10,636,094
2.905%, 7/1/44(c)	2,847,218	2,950,458
2.818%, 7/1/44(c)	5,720,407	5,933,577
2.942%, 7/1/44(c)	5,205,232	5,400,045
2.85%, 7/1/44(c)	7,300,691	7,583,494
3.111%, 7/1/44(c)	5,492,920	5,699,496
3.022%, 8/1/44(c)	3,992,648	4,149,881
2.786%, 8/1/44(c)	10,689,773	11,098,432
2.885%, 8/1/44(c)	3,150,132	3,268,887
2.738%, 8/1/44(c)	3,951,220	4,088,292
2.94%, 9/1/44(c)	8,562,261	8,917,531
2.842%, 9/1/44(c)	14,268,820	14,778,899
2.869%, 9/1/44(c)	2,048,608	2,124,094
2.75%, 9/1/44(c)	5,001,850	5,187,807
2.594%, 9/1/44(c)	4,436,462	4,602,555
3.063%, 9/1/44(c)	3,454,709	3,597,302
2.656%, 10/1/44(c)	6,686,644	6,932,940
2.843%, 10/1/44(c)	3,451,152	3,575,245
2.751%, 10/1/44(c)	4,354,817	4,515,445
2.959%, 10/1/44(c)	3,753,520	3,894,848
2.782%, 10/1/44(c)	8,670,099	9,016,650
2.948%, 10/1/44(c)	2,321,731	2,410,841
2.56%, 10/1/44(c)	3,198,121	3,315,279
2.889%, 10/1/44(c)	5,021,864	5,225,289
2.816%, 10/1/44(c)	5,991,223	6,210,217
2.883%, 10/1/44(c)	8,096,073	8,415,074
2.425%, 10/1/44(c)	3,913,880	4,045,435
2.801%, 11/1/44(c)	8,569,061	8,907,811
2.945%, 11/1/44(c)	7,521,146	7,822,665
2.91%, 11/1/44(c)	9,730,576	10,124,955
2.728%, 11/1/44(c)	3,039,872	3,158,077
2.833%, 11/1/44 - 4/1/45(c)	21,287,065	22,059,403
2.813%, 11/1/44(c)	7,605,844	7,904,292
2.732%, 12/1/44 - 4/1/46(c)	17,400,568	18,033,521
2.699%, 12/1/44(c)	2,480,582	2,575,021
2.698%, 12/1/44(c)	2,023,107	2,092,651
2.867%, 12/1/44(c)	2,341,610	2,426,535
2.779%, 12/1/44(c)	6,037,504	6,269,699
2.961%, 12/1/44(c)	2,827,894	2,938,373
2.902%, 1/1/45(c)	4,975,845	5,167,154
2.777%, 2/1/45(c)	8,467,899	8,798,000
3.018%, 3/1/45(c)	69,777,561	72,451,919
3.115%, 3/1/45(c)	2,011,290	2,101,143
2.603%, 4/1/45(c)	2,542,616	2,634,927
2.648%, 8/1/45(c)	6,795,858	7,071,489
2.626%, 8/1/45(c)	4,765,257	4,941,681
2.806%, 10/1/45(c)	14,861,015	15,407,319
2.574%, 11/1/45(c)	11,875,849	12,313,282
2.716%, 3/1/46(c)	1,970,606	2,043,001
2.463%, 4/1/46(c)	18,046,595	18,664,186

	Par Value	Value
2.778%, 4/1/46(c)	$10,716,810	$11,112,021
2.724%, 4/1/46(c)	3,974,827	4,118,271
2.933%, 4/1/46(c)	2,758,062	2,858,715
2.415%, 5/1/46(c)	5,027,928	5,194,472
2.722%, 6/1/46(c)	1,665,344	1,725,556
2.702%, 6/1/46(c)	5,070,279	5,256,517
2.646%, 7/1/46(c)	1,904,982	1,973,728
2.234%, 12/1/46(c)	4,466,503	4,625,767
3.039%, 6/1/47(c)	12,587,624	13,131,730
3.177%, 6/1/47(c)	13,647,914	14,232,454
3.11%, 7/1/47(c)	13,163,293	13,740,948
3.151%, 7/1/47(c)	5,115,547	5,337,214
2.981%, 8/1/47(c)	3,643,338	3,796,353
3.019%, 8/1/47(c)	4,440,326	4,637,078
3.231%, 8/1/47(c)	4,019,421	4,190,406
2.70%, 8/1/47(c)	15,485,866	16,121,176
3.009%, 10/1/47(c)	4,390,110	4,583,829
2.872%, 10/1/47(c)	3,645,202	3,799,338
2.795%, 11/1/47(c)	3,505,334	3,652,396
2.999%, 11/1/47(c)	9,016,949	9,425,838
3.141%, 1/1/48(c)	3,879,110	4,051,823
3.116%, 1/1/48(c)	2,509,469	2,622,896
3.07%, 3/1/48(c)	6,191,486	6,471,315
3.207%, 4/1/48(c)	5,988,372	6,252,395
3.147%, 5/1/48(c)	52,494,656	54,843,513
3.499%, 8/1/48(c)	4,693,428	4,885,412
3.298%, 10/1/48(c)	11,451,967	11,938,260
3.417%, 4/1/49(c)	6,299,616	6,567,226
3.715%, 8/1/49(c)	29,512,621	30,988,063
3.668%, 8/1/49(c)	51,921,622	54,397,618
3.579%, 8/1/49(c)	20,332,413	21,290,646
3.381%, 9/1/49(c)	38,421,393	40,067,983
3.436%, 9/1/49(c)	55,817,673	57,334,851
3.309%, 10/1/49(c)	6,963,964	7,279,706
2.987%, 1/1/50(c)	9,256,275	9,659,305
Fannie Mae Pool, 30 Year
2.00%, 12/1/50(d)	2,530,032,000	2,604,465,567
Freddie Mac, Hybrid ARM
2.919%, 9/1/33(c)	2,756,793	2,888,953
3.878%, 2/1/34(c)	1,978,627	2,088,338
2.48%, 8/1/34(c)	413,443	433,413
4.025%, 11/1/34(c)	842,978	889,016
3.625%, 1/1/35 - 4/1/35(c)	404,488	406,215
3.767%, 2/1/35(c)	441,978	467,501
3.579%, 3/1/35(c)	562,296	591,546
3.353%, 8/1/35(c)	654,643	686,420
2.528%, 8/1/35(c)	1,123,787	1,182,591
3.091%, 9/1/35(c)	830,388	838,728
2.792%, 10/1/35(c)	1,014,804	1,061,569
3.927%, 1/1/36(c)	1,703,029	1,801,748
3.373%, 1/1/36(c)	1,298,416	1,342,845
3.551%, 1/1/36(c)	569,290	593,609
3.548%, 4/1/36(c)	1,399,057	1,478,479
2.962%, 8/1/36(c)	1,092,371	1,134,041
3.895%, 12/1/36(c)	968,474	1,012,594
3.773%, 1/1/37(c)	895,879	908,581
3.57%, 3/1/37(c)	940,596	954,317
3.439%, 4/1/37(c)	553,082	556,555
3.292%, 4/1/37(c)	741,443	775,281
3.375%, 5/1/37(c)	521,482	525,628
2.697%, 7/1/37(c)	2,545,561	2,663,401
4.335%, 10/1/37(c)	103,715	110,581
4.03%, 1/1/38(c)	252,352	258,025
3.585%, 2/1/38(c)	952,722	985,868
See accompanying Notes to Portfolio of Investments
Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)
September 30, 2020
Debt Securities (continued)
	Par Value	Value
3.515%, 4/1/38(c)	$1,417,172	$1,489,897
3.786%, 4/1/38(c)	1,690,244	1,783,038
3.684%, 5/1/38(c)	297,731	302,093
3.59%, 6/1/38(c)	1,146,296	1,200,227
3.44%, 10/1/38(c)	199,592	201,396
3.33%, 10/1/38(c)	1,348,601	1,418,516
2.91%, 11/1/39(c)	805,188	846,262
2.60%, 7/1/43(c)	717,978	749,904
3.634%, 8/1/43(c)	9,251,729	9,515,222
2.612%, 10/1/43(c)	912,384	943,630
2.764%, 1/1/44(c)	1,619,846	1,671,920
3.138%, 1/1/44(c)	2,337,480	2,424,206
2.823%, 2/1/44 - 8/1/44(c)	10,090,654	10,463,336
3.095%, 4/1/44(c)	1,331,218	1,378,326
3.177%, 4/1/44(c)	3,616,801	3,760,042
2.996%, 5/1/44(c)	47,994,059	49,726,718
3.123%, 6/1/44(c)	8,431,694	8,728,700
2.878%, 6/1/44(c)	2,609,891	2,709,790
3.104%, 7/1/44(c)	3,295,301	3,425,067
3.089%, 7/1/44(c)	2,384,453	2,482,417
3.076%, 8/1/44(c)	4,604,116	4,777,914
3.03%, 8/1/44(c)	4,158,165	4,320,719
2.836%, 9/1/44(c)	4,182,894	4,343,833
2.673%, 9/1/44(c)	3,755,382	3,890,030
2.775%, 9/1/44(c)	4,966,774	5,156,771
2.928%, 10/1/44 - 1/1/45(c)	14,702,905	15,289,762
2.824%, 10/1/44(c)	3,100,430	3,226,208
3.049%, 10/1/44(c)	6,466,115	6,727,861
2.922%, 10/1/44(c)	8,419,210	8,763,984
2.913%, 10/1/44(c)	8,014,074	8,327,793
2.925%, 11/1/44 - 11/1/44(c)	15,383,730	15,982,630
2.995%, 11/1/44(c)	5,141,011	5,336,062
2.939%, 11/1/44 - 11/1/44(c)	18,098,148	18,839,560
2.809%, 11/1/44 - 12/1/44(c)	15,974,704	16,586,196
2.974%, 11/1/44(c)	6,296,817	6,555,324
2.707%, 11/1/44(c)	9,947,145	10,323,619
2.73%, 11/1/44(c)	4,797,046	4,982,814
3.055%, 11/1/44(c)	3,384,131	3,526,554
2.874%, 11/1/44(c)	5,383,815	5,600,136
2.896%, 12/1/44(c)	6,883,885	7,165,145
2.639%, 12/1/44(c)	1,585,076	1,638,764
2.941%, 12/1/44(c)	7,959,786	8,281,421
2.942%, 12/1/44(c)	4,470,721	4,651,562
2.827%, 1/1/45(c)	5,508,833	5,731,952
2.651%, 1/1/45(c)	7,715,161	8,013,727
2.819%, 1/1/45(c)	5,110,123	5,319,332
3.081%, 1/1/45(c)	10,673,368	11,102,369
2.884%, 2/1/45(c)	7,921,615	8,240,281
2.546%, 4/1/45(c)	3,950,101	4,095,786
2.596%, 5/1/45(c)	22,619,849	23,458,444
2.694%, 6/1/45(c)	2,288,963	2,375,809
2.762%, 8/1/45(c)	19,311,680	20,101,637
2.835%, 8/1/45(c)	4,455,968	4,631,120
2.594%, 8/1/45(c)	5,624,047	5,823,995
2.789%, 9/1/45(c)	6,047,206	6,267,563
2.737%, 5/1/46(c)	9,024,486	9,354,753
2.741%, 5/1/46(c)	116,205,128	120,335,292
2.591%, 7/1/46(c)	13,871,970	14,360,538
2.526%, 9/1/46(c)	25,353,773	26,248,579
3.158%, 6/1/47(c)	4,868,456	5,070,673
3.113%, 8/1/47(c)	3,667,081	3,826,746
3.185%, 10/1/47(c)	4,862,830	5,073,155
3.218%, 11/1/47(c)	2,581,717	2,692,421
3.594%, 2/1/49(c)	17,000,108	17,728,405

	Par Value	Value
Freddie Mac Gold, 15 Year
5.50%, 10/1/20 - 12/1/24	$147,641	$152,379
6.00%, 8/1/21 - 11/1/23	1,989,785	2,058,029
4.50%, 3/1/25 - 6/1/26	4,810,557	5,084,378
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	1,235,547	1,382,158
4.50%, 5/1/30 - 1/1/34	62,257,024	68,685,332
4.00%, 9/1/31 - 10/1/35	298,698,208	325,466,766
3.50%, 7/1/35 - 1/1/36	113,122,194	122,235,162
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	2,018,111	2,304,703
6.50%, 12/1/32 - 10/1/38	6,552,237	7,623,053
6.00%, 12/1/33 - 2/1/39	11,379,561	13,444,554
5.50%, 3/1/34 - 12/1/38	32,750,983	38,485,431
4.50%, 3/1/39 - 6/1/48	1,262,895,977	1,391,669,248
4.00%, 11/1/45 - 11/1/47	473,757,528	514,638,155
Freddie Mac Pool, 15 Year
6.00%, 10/1/21	785	796
Freddie Mac Pool, 20 Year
3.50%, 8/1/39	160,402,286	169,687,355
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	7,289	8,481
4.50%, 7/1/42 - 3/1/49	14,896,592	16,423,127
2.50%, 5/1/50 - 8/1/50	1,478,796,718	1,570,469,871
2.00%, 6/1/50 - 10/1/50	1,731,943,542	1,806,329,385
Ginnie Mae, 20 Year
4.00%, 1/20/35	5,250,952	5,621,751
Ginnie Mae, 30 Year
7.85%, 1/15/21	298	298
7.50%, 12/15/23 - 5/15/25	334,800	360,285
7.00%, 5/15/28	129,373	142,672
		20,515,244,193
Private Label CMO & REMIC: 0.1%
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	2,597,450	2,840,089
Seasoned Credit Risk Transfer Trust
Series 2017-4 M45T, 4.50%, 6/25/57	20,003,656	22,425,198
		25,265,287
		23,697,198,382
		27,967,320,882
Corporate: 42.8%
Financials: 14.8%
Bank of America Corp.
3.004%, 12/20/23(e)	418,716,000	439,620,673
4.20%, 8/26/24	161,520,000	179,845,318
4.25%, 10/22/26	183,242,000	212,062,584
2.496%, 2/13/31(e)	74,640,000	77,803,911
4.083%, 3/20/51(e)	328,235,000	405,570,891
Barclays PLC (United Kingdom)
4.375%, 9/11/24	236,829,000	253,825,135
4.836%, 5/9/28	49,425,000	53,087,639
BNP Paribas SA (France)
4.25%, 10/15/24	377,926,000	418,017,274
4.375%, 9/28/25(b)	71,416,000	79,606,784
4.375%, 5/12/26(b)	114,534,000	128,188,986
4.625%, 3/13/27(b)	230,095,000	261,346,715
Boston Properties, Inc.
4.125%, 5/15/21	52,327,000	53,011,630
3.85%, 2/1/23	75,276,000	80,156,332
3.125%, 9/1/23	19,310,000	20,423,080
3.80%, 2/1/24	63,389,000	68,645,928
3.20%, 1/15/25	46,610,000	50,467,453
3.65%, 2/1/26	28,645,000	31,829,254
5 / Dodge & Cox Income Fund
See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2020
Debt Securities (continued)
	Par Value	Value
4.50%, 12/1/28	$59,475,000	$70,060,274
2.90%, 3/15/30	16,188,000	16,884,182
3.25%, 1/30/31	254,660,000	274,272,711
Capital One Financial Corp.
3.50%, 6/15/23	128,092,000	137,028,783
3.75%, 4/24/24	14,495,000	15,771,972
3.20%, 2/5/25	45,441,000	49,082,065
4.20%, 10/29/25	125,919,000	139,570,795
Citigroup, Inc.
3.50%, 5/15/23	72,010,000	76,786,452
4.00%, 8/5/24	30,990,000	34,054,675
4.412%, 3/31/31(e)	184,210,000	220,930,939
USD LIBOR 3-Month
+6.37%, 6.638%, 10/30/40(f)	423,238,075	455,573,464
Equity Residential
4.625%, 12/15/21	107,607,000	111,836,137
3.00%, 4/15/23	46,830,000	49,294,118
3.375%, 6/1/25	77,115,000	85,332,164
HSBC Holdings PLC (United Kingdom)
9.30%, 6/1/21	100,000	104,935
3.262%, 3/13/23(e)	13,570,000	14,031,159
3.60%, 5/25/23	63,100,000	67,330,962
3.95%, 5/18/24(e)	132,355,000	141,810,730
4.30%, 3/8/26	114,950,000	129,677,110
4.95%, 3/31/30	65,743,000	79,124,205
2.848%, 6/4/31(e)	105,275,000	108,926,189
2.357%, 8/18/31(e)	32,125,000	31,795,395
6.50%, 5/2/36	223,427,000	300,145,942
6.50%, 9/15/37	258,950,000	351,158,490
6.80%, 6/1/38	34,735,000	48,765,564
JPMorgan Chase & Co.
3.375%, 5/1/23	91,323,000	97,473,262
4.125%, 12/15/26	118,674,000	138,133,691
4.25%, 10/1/27	130,800,000	152,231,638
8.75%, 9/1/30(f)	80,602,000	118,441,881
2.739%, 10/15/30(e)	9,930,000	10,690,227
4.493%, 3/24/31(e)	364,885,000	444,625,771
2.522%, 4/22/31(e)	67,320,000	71,654,931
2.956%, 5/13/31(e)	101,245,000	108,221,767
Lloyds Banking Group PLC (United Kingdom)
4.05%, 8/16/23	129,845,000	140,843,295
4.50%, 11/4/24	216,152,000	235,961,336
4.582%, 12/10/25	29,643,000	32,610,057
4.65%, 3/24/26	51,802,000	57,655,350
NatWest Group PLC (United Kingdom)
6.125%, 12/15/22	345,582,000	378,010,623
6.10%, 6/10/23	19,542,000	21,619,429
6.00%, 12/19/23	235,736,000	265,345,559
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(e)	291,351,000	335,254,682
5.459%, 6/30/35(b)(e)	135,975,000	138,439,547
Unum Group
7.25%, 3/15/28	18,648,000	23,939,015
6.75%, 12/15/28	8,052,000	10,021,600
Wells Fargo & Co.
3.55%, 8/14/23	242,380,000	262,458,759
4.10%, 6/3/26	128,880,000	145,104,872
4.30%, 7/22/27	157,685,000	180,305,473
2.879%, 10/30/30(e)	46,670,000	49,778,735
+1.00%, 2.572%, 2/11/31(e)	43,690,000	45,679,982
5.013%, 4/4/51(e)	450,205,000	611,552,007
		9,898,912,488

	Par Value	Value
Industrials: 26.0%
AbbVie, Inc.
3.20%, 11/21/29(b)	$121,300,000	$133,373,714
4.05%, 11/21/39(b)	152,360,000	174,009,955
4.25%, 11/21/49(b)	300,930,000	355,443,849
Altria Group, Inc.
2.35%, 5/6/25	14,810,000	15,612,624
3.40%, 5/6/30	14,160,000	15,410,519
Anheuser-Busch InBev SA/NV (Belgium)
3.50%, 6/1/30	131,905,000	149,972,251
4.35%, 6/1/40	60,400,000	70,475,072
4.90%, 2/1/46	10,834,000	13,429,696
5.55%, 1/23/49	111,244,000	150,966,145
4.50%, 6/1/50	162,340,000	194,598,659
4.60%, 6/1/60	66,580,000	80,515,649
AT&T, Inc.
2.75%, 6/1/31	104,270,000	109,639,161
8.75%, 11/15/31	99,978,000	149,512,832
4.50%, 3/9/48	42,695,000	48,742,689
3.50%, 9/15/53(b)	73,328,000	70,864,179
3.55%, 9/15/55(b)	92,242,000	88,560,622
3.65%, 9/15/59(b)	307,688,000	299,854,264
Bayer AG (Germany)
3.875%, 12/15/23(b)	298,635,000	326,233,100
4.25%, 12/15/25(b)	83,130,000	95,031,493
4.375%, 12/15/28(b)	82,979,000	97,378,508
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	51,400,000	51,525,315
2.726%, 3/25/31	52,385,000	51,883,428
3.734%, 9/25/40	22,010,000	21,839,446
3.984%, 9/25/50	38,775,000	37,879,839
Burlington Northern Santa Fe LLC(g)
8.251%, 1/15/21	222,424	226,177
3.05%, 9/1/22	39,140,000	40,887,983
5.943%, 1/15/23	2,963	3,026
3.85%, 9/1/23	78,735,000	86,000,747
5.72%, 1/15/24	7,696,579	8,273,447
5.629%, 4/1/24	9,039,095	9,664,368
5.342%, 4/1/24	2,042,227	2,136,060
5.996%, 4/1/24	21,385,490	23,771,570
3.442%, 6/16/28(b)	72,948,229	81,319,097
Cemex SAB de CV (Mexico)
6.00%, 4/1/24(b)	72,529,000	74,110,132
5.70%, 1/11/25(b)	225,476,000	230,203,104
6.125%, 5/5/25(b)	106,145,000	109,329,350
7.75%, 4/16/26(b)	166,823,000	175,789,736
7.375%, 6/5/27(b)	42,820,000	46,267,438
5.20%, 9/17/30(b)	95,525,000	95,993,072
Charter Communications, Inc.
4.125%, 2/15/21	32,765,000	32,892,886
4.00%, 9/1/21	40,204,000	41,065,255
4.908%, 7/23/25	108,025,000	124,862,857
6.55%, 5/1/37	45,728,000	60,708,205
6.75%, 6/15/39	110,957,000	151,348,567
6.484%, 10/23/45	453,445,000	604,447,513
5.375%, 5/1/47	56,740,000	67,242,189
5.75%, 4/1/48	208,915,000	258,359,761
4.80%, 3/1/50	9,905,000	11,320,865
Cigna Corp.
3.75%, 7/15/23	160,954,000	174,409,376
4.125%, 11/15/25	47,075,000	53,977,136
7.875%, 5/15/27	26,455,000	35,883,091
See accompanying Notes to Portfolio of Investments
Dodge & Cox Income Fund / 6

Portfolio of Investments (unaudited)
September 30, 2020
Debt Securities (continued)
	Par Value	Value
4.375%, 10/15/28	$162,662,000	$193,185,975
Coca-Cola Co.
1.45%, 6/1/27	25,173,000	25,950,501
3.45%, 3/25/30	84,605,000	99,707,141
1.65%, 6/1/30	301,420,000	311,844,249
Cox Enterprises, Inc.
3.25%, 12/15/22(b)	93,393,000	98,435,825
2.95%, 6/30/23(b)	248,800,000	261,873,746
3.85%, 2/1/25(b)	229,175,000	254,315,814
3.35%, 9/15/26(b)	138,027,000	153,452,116
3.50%, 8/15/27(b)	48,082,000	53,825,406
CRH PLC (Ireland)
3.875%, 5/18/25(b)	105,619,000	118,661,718
CSX Corp.
6.251%, 1/15/23	9,709,328	10,762,639
CVS Health Corp.
4.10%, 3/25/25	10,176,000	11,497,329
4.30%, 3/25/28	58,504,000	68,439,149
3.75%, 4/1/30	82,424,000	94,182,063
4.78%, 3/25/38	102,060,000	123,512,270
4.125%, 4/1/40	57,080,000	64,900,747
5.05%, 3/25/48	110,926,000	141,065,489
Dell Technologies, Inc.
5.45%, 6/15/23(b)	14,962,000	16,403,446
5.85%, 7/15/25(b)	33,420,000	38,995,330
6.02%, 6/15/26(b)	29,345,000	34,464,477
6.10%, 7/15/27(b)	41,955,000	49,526,527
Dillard's, Inc.
7.875%, 1/1/23	275,000	297,373
7.75%, 7/15/26	20,806,000	21,622,848
7.75%, 5/15/27	12,723,000	13,712,778
7.00%, 12/1/28	27,945,000	28,864,950
Dow, Inc.
7.375%, 11/1/29	68,415,000	96,102,609
9.40%, 5/15/39	152,281,000	259,163,525
5.25%, 11/15/41	39,523,000	48,520,167
Elanco Animal Health, Inc.
4.912%, 8/27/21	32,545,000	33,399,306
5.272%, 8/28/23	32,450,000	34,762,062
5.90%, 8/28/28	85,892,000	99,205,260
Exxon Mobil Corp.
2.61%, 10/15/30	102,135,000	110,164,924
4.227%, 3/19/40	146,820,000	179,577,407
4.327%, 3/19/50	135,680,000	168,632,352
3.452%, 4/15/51	99,100,000	108,601,278
FedEx Corp.
4.25%, 5/15/30	81,105,000	97,061,070
5.25%, 5/15/50	138,870,000	186,328,436
Ford Motor Credit Co. LLC(g)
5.75%, 2/1/21	191,003,000	192,506,194
5.875%, 8/2/21	175,825,000	179,121,719
3.813%, 10/12/21	192,840,000	193,322,100
5.596%, 1/7/22	104,675,000	107,030,187
3.219%, 1/9/22	29,910,000	29,871,117
4.25%, 9/20/22	8,142,000	8,212,510
4.14%, 2/15/23	125,816,000	126,598,576
4.375%, 8/6/23	68,877,000	69,930,818
4.063%, 11/1/24	117,690,000	117,542,887
HCA Healthcare, Inc.
5.25%, 6/15/26	11,007,000	12,838,929
4.125%, 6/15/29	110,723,000	125,106,268
5.125%, 6/15/39	38,610,000	46,781,243
5.25%, 6/15/49	112,256,000	136,485,918
Home Depot, Inc.

	Par Value	Value
3.30%, 4/15/40	$7,550,000	$8,531,931
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(b)	574,850,000	636,038,615
3.875%, 7/26/29(b)	193,980,000	209,989,590
Kinder Morgan, Inc.
6.50%, 2/1/37	50,356,000	62,579,020
6.95%, 1/15/38	96,189,000	125,702,074
6.50%, 9/1/39	71,826,000	90,365,961
5.00%, 8/15/42	77,997,000	86,562,209
5.00%, 3/1/43	85,448,000	95,159,935
5.50%, 3/1/44	95,950,000	112,345,011
5.40%, 9/1/44	68,607,000	79,489,459
5.55%, 6/1/45	10,271,000	12,208,998
5.20%, 3/1/48	27,622,000	32,303,646
LyondellBasell Industries NV (Netherlands)
3.375%, 5/1/30	88,442,000	96,097,795
4.20%, 5/1/50	39,685,000	44,067,451
Macy's, Inc.
6.70%, 7/15/34(b)	77,735,000	52,859,800
4.50%, 12/15/34	94,667,000	54,239,458
6.375%, 3/15/37	21,144,000	12,897,840
McDonald's Corp.
3.50%, 7/1/27	34,025,000	38,724,133
3.60%, 7/1/30	7,345,000	8,524,393
Nordstrom, Inc.
6.95%, 3/15/28	19,907,000	19,275,908
Occidental Petroleum Corp.
2.90%, 8/15/24	191,421,000	162,407,319
3.20%, 8/15/26	38,515,000	30,547,209
3.50%, 8/15/29	150,270,000	115,227,036
4.30%, 8/15/39	10,695,000	7,413,346
Oracle Corp.
2.95%, 4/1/30	130,470,000	145,810,605
3.60%, 4/1/40	139,860,000	159,503,435
3.60%, 4/1/50	64,913,000	72,379,474
Prosus NV (Netherlands)
5.50%, 7/21/25(b)	359,178,000	411,438,399
4.85%, 7/6/27(b)	149,023,000	169,531,545
3.68%, 1/21/30(b)	151,385,000	163,217,685
RELX PLC (United Kingdom)
4.00%, 3/18/29	58,740,000	69,052,626
TC Energy Corp. (Canada)
4.10%, 4/15/30	154,955,000	178,589,896
5.625%, 5/20/75(e)(f)	264,179,000	268,802,132
5.875%, 8/15/76(e)(f)	182,676,000	194,549,940
5.30%, 3/15/77(e)(f)	285,791,000	286,291,134
5.50%, 9/15/79(e)(f)	143,218,000	149,469,562
Telecom Italia SPA (Italy)
5.303%, 5/30/24(b)	245,779,000	266,891,416
7.20%, 7/18/36	60,648,000	76,489,258
7.721%, 6/4/38	164,667,000	218,928,070
The Kraft Heinz Co.
5.20%, 7/15/45	9,100,000	9,930,410
5.50%, 6/1/50(b)	34,894,000	39,911,903
The Walt Disney Co.
6.65%, 11/15/37	75,342,000	113,018,754
The Williams Companies, Inc.
3.50%, 11/15/30	127,565,000	138,612,105
T-Mobile U.S., Inc.
3.875%, 4/15/30(b)	166,820,000	189,679,345
4.375%, 4/15/40(b)	51,435,000	60,290,564
4.50%, 4/15/50(b)	30,705,000	36,906,182
Ultrapar Participacoes SA (Brazil)
7 / Dodge & Cox Income Fund
See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2020
Debt Securities (continued)
	Par Value	Value
5.25%, 10/6/26(b)	$152,925,000	$163,790,321
5.25%, 6/6/29(b)	221,190,000	229,265,647
Union Pacific Corp.
6.061%, 1/17/23	1,939,227	2,086,056
4.698%, 1/2/24	384,230	397,260
5.082%, 1/2/29	3,660,955	4,063,611
5.866%, 7/2/30	23,684,753	28,008,825
6.176%, 1/2/31	21,425,346	24,572,415
United Parcel Service, Inc.
5.20%, 4/1/40	20,015,000	27,405,448
5.30%, 4/1/50	72,320,000	106,423,134
Verizon Communications, Inc.
3.15%, 3/22/30	2,283,000	2,578,143
4.272%, 1/15/36	164,822,000	203,003,948
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(e)(f)	203,210,000	241,143,235
Xerox Holdings Corp.
4.50%, 5/15/21	99,501,000	100,739,787
4.07%, 3/17/22	2,349,000	2,385,339
Zoetis, Inc.
3.45%, 11/13/20	38,987,000	39,023,242
4.50%, 11/13/25	164,489,000	192,374,929
		17,439,726,702
Utilities: 2.0%
Dominion Energy, Inc.
4.104%, 4/1/21	96,486,000	98,160,598
3.375%, 4/1/30	23,545,000	26,522,147
5.75%, 10/1/54(e)(f)	236,336,000	250,474,463
Enel SPA (Italy)
4.625%, 9/14/25(b)	119,288,000	138,184,822
3.625%, 5/25/27(b)	37,855,000	42,072,911
6.80%, 9/15/37(b)	172,774,000	242,963,486
6.00%, 10/7/39(b)	161,110,000	218,671,954
The Southern Co.
4.00%, 1/15/51(e)(f)	285,768,000	286,560,563
		1,303,610,944
		28,642,250,134
Total Debt Securities (Cost $62,617,224,825)		$66,392,908,326
Short-Term Investments: 3.0%
	Par Value/ Shares	Value
Repurchase Agreements: 2.6%
Fixed Income Clearing Corporation(h) 0.000%, dated 9/30/20, due 10/1/20, maturity value $1,740,556,000	$1,740,556,000	$1,740,556,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund	268,081,402	268,081,402
Total Short-Term Investments (Cost $2,008,637,402)		$2,008,637,402
Total Investments In Securities (Cost $64,625,862,227)	102.1%	$68,401,545,728
Other Assets Less Liabilities	(2.1)%	(1,391,362,034)
Net Assets	100.0%	$67,010,183,694
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(e)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(f)	Hybrid security: characteristics of both a debt and equity security.
(g)	Subsidiary (see below)
(h)
Repurchase agreement is collateralized by U.S. Treasury Bills, 9/9/21,
U.S. Treasury Inflation Indexed Notes 0.125%, 1/15/22 and U.S. Treasury
Notes 0.375%-8.00%, 11/15/21-9/30/27. Total collateral value is
$1,775,367,354.

*	Rounds to 0.0%.

Debt securities are grouped by parent company unless otherwise noted.
Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the
Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
DUS: Delegated Underwriting and Servicing
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
See accompanying Notes to Portfolio of Investments
Dodge & Cox Income Fund / 8

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2020:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$6,222,213,966
Government-Related	—	3,561,123,344
Securitized	—	27,967,320,882
Corporate	—	28,642,250,134
Short-Term Investments
Repurchase Agreements	—	1,740,556,000
Money Market Fund	268,081,402	—
Total Securities	$268,081,402	$68,133,464,326
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
9 / Dodge & Cox Income Fund

DODGE & COX GLOBAL BOND FUND
Portfolio of Investments (unaudited)
September 30, 2020
Debt Securities: 97.3%
		Par Value	Value
Government: 25.4%
Brazil Government (Brazil)
6.00%, 8/15/24(a)	BRL	16,510,000	$11,274,515
Chile Government (Chile)
4.00%, 3/1/23(b)	CLP	5,325,000,000	7,344,177
Colombia Government (Colombia)
3.30%, 3/17/27(a)	COP	21,691,527,700	6,199,280
3.00%, 3/25/33(a)	COP	18,122,035,800	4,789,784
India Government (India)
8.24%, 2/15/27	INR	930,000,000	14,027,562
Indonesia Government (Indonesia)
8.25%, 5/15/36	IDR	360,747,000,000	25,582,524
Mexico Government (Mexico)
2.00%, 6/9/22(a)	MXN	246,276,186	11,294,634
5.75%, 3/5/26	MXN	77,600,000	3,592,801
4.00%, 11/30/28(a)	MXN	136,558,722	7,058,884
8.00%, 11/7/47	MXN	219,576,900	10,973,334
Norway Government (Norway)
3.00%, 3/14/24(b)	NOK	65,300,000	7,667,157
Poland Government (Poland)
3.25%, 7/25/25	PLN	38,750,000	11,283,613
Russia Government (Russia)
7.65%, 4/10/30	RUB	390,000,000	5,566,553
Thailand Government (Thailand)
1.25%, 3/12/28(a)	THB	265,966,080	8,128,782
U.S. Treasury Note/Bond (United States)
0.125%, 5/31/22	USD	14,585,000	14,581,582
0.125%, 6/30/22	USD	13,000,000	12,996,953
0.125%, 8/31/22	USD	7,000,000	6,998,086
0.25%, 6/15/23	USD	17,255,000	17,298,137
			186,658,358
Government-Related: 6.2%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	1,365,000	1,947,104
6.899%, 12/1/40	USD	350,000	499,258
6.20%, 12/1/40	USD	225,000	308,277
Colombia Government International (Colombia)
5.625%, 2/26/44	USD	4,750,000	5,885,250
Kommuninvest Cooperative Society (Sweden)
1.00%, 10/2/24	SEK	29,000,000	3,360,749
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	525,000	737,949
7.25%, 3/17/44	USD	3,950,000	4,503,099
6.90%, 3/19/49	USD	4,250,000	4,726,425
Petroleos Mexicanos (Mexico)
6.84%, 1/23/30(b)	USD	2,900,000	2,581,000
6.75%, 9/21/47	USD	5,711,000	4,397,470
6.35%, 2/12/48	USD	40,000	29,950
7.69%, 1/23/50(b)	USD	5,500,000	4,540,250
6.95%, 1/28/60(b)	USD	10,000	7,650
Province of Buenos Aires Argentina (Argentina)
BADLARPP
+3.83%, 33.485%, 5/31/22	ARS	54,100,000	328,636
State of California GO (United States)
7.55%, 4/1/39	USD	650,000	1,137,253
7.30%, 10/1/39	USD	1,500,000	2,463,390
7.625%, 3/1/40	USD	1,450,000	2,510,066
State of Illinois GO (United States)
5.10%, 6/1/33	USD	5,900,000	5,962,481
			45,926,257

		Par Value	Value
Securitized: 14.1%
Asset-Backed: 2.9%
Other: 0.6%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	USD	2,600,916	$2,815,517
9.75%, 1/6/27(b)	USD	624,831	702,942
8.20%, 4/6/28(b)	USD	1,063,260	1,137,699
			4,656,158
Student Loan: 2.3%
Navient Student Loan Trust (United States)
USD LIBOR 1-Month
+1.25% 1.398%, 6/25/65(b)	USD	1,251,812	1,251,877
+1.35% 1.498%, 6/25/65(b)	USD	900,000	904,107
+1.00% 1.148%, 9/27/66(b)	USD	3,863,000	3,820,579
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(b)	USD	1,445,000	1,472,523
Series 2020-A B, 3.16%, 11/15/68(b)	USD	2,000,000	2,065,795
SLM Student Loan Trust (United States)
USD LIBOR 1-Month
+0.95% 1.098%, 9/25/28	USD	1,759,583	1,684,672
USD LIBOR 3-Month
+0.11% 0.36%, 12/15/32(b)	USD	2,832,370	2,550,558
+0.45% 0.70%, 12/15/32(b)	USD	1,016,401	934,115
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(b)	USD	1,223,113	1,264,076
Series 2018-C B, 4.00%, 11/17/42(b)	USD	1,000,000	1,014,349
			16,962,651
			21,618,809
CMBS: 0.4%
Agency CMBS: 0.4%
Freddie Mac Military Housing Trust Multifamily (United States)
6.195%, 11/25/52(b)(c)	USD	1,013,190	1,165,631
4.657%, 11/25/55(b)(c)	USD	1,605,795	1,890,405
			3,056,036
Mortgage-Related: 10.8%
Federal Agency CMO & REMIC: 0.3%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	342,794	398,921
Freddie Mac (United States)
Series 4283 EW, 4.50%, 12/15/43(c)	USD	81,435	91,259
Series 4319 MA, 4.50%, 3/15/44(c)	USD	303,904	342,992
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	351,638	376,746
USD LIBOR 12-Month
+0.22% 2.194%, 10/20/67	USD	535,821	533,822
			1,743,740
Federal Agency Mortgage Pass-Through: 10.5%
Fannie Mae, 15 Year (United States)
5.00%, 7/1/25	USD	9,572	10,182
See accompanying Notes to Consolidated Portfolio of Investments
Dodge & Cox Global Bond Fund / 1

Portfolio of Investments (unaudited)
September 30, 2020
Debt Securities (continued)
		Par Value	Value
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 2/1/45	USD	1,041,426	$1,167,322
2.50% 6/1/50 - 7/1/50	USD	13,544,906	14,377,599
2.00%, 9/1/50	USD	27,656,737	28,844,896
Fannie Mae, Hybrid ARM (United States)
2.885%, 8/1/44(c)	USD	65,551	68,022
2.75%, 9/1/44(c)	USD	110,944	115,069
Freddie Mac, Hybrid ARM (United States)
3.049%, 10/1/44(c)	USD	132,523	137,887
2.707%, 11/1/44(c)	USD	409,014	424,494
2.651%, 1/1/45(c)	USD	427,199	443,731
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	47,657	56,481
4.50% 8/1/44 - 8/1/47	USD	1,375,808	1,506,590
Freddie Mac Pool, 30 Year (United States)
2.50% 6/1/50 - 7/1/50	USD	17,014,811	18,083,967
2.00%, 7/1/50	USD	11,737,323	12,250,577
			77,486,817
			79,230,557
			103,905,402
Corporate: 51.6%
Financials: 12.5%
Bank of America Corp. (United States)
4.25%, 10/22/26	USD	1,575,000	1,822,718
4.183%, 11/25/27	USD	5,300,000	6,078,369
6.11%, 1/29/37	USD	2,250,000	3,174,430
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	1,925,000	2,067,652
BNP Paribas SA (France)
4.375%, 9/28/25(b)	USD	3,290,000	3,667,334
4.625%, 3/13/27(b)	USD	2,475,000	2,811,157
Boston Properties, Inc. (United States)
3.25%, 1/30/31	USD	4,275,000	4,604,240
Citigroup, Inc. (United States)
USD LIBOR 3-Month
+6.37%,6.638%, 10/30/40(d)	USD	7,715,125	8,304,561
HSBC Holdings PLC (United Kingdom)
4.95%, 3/31/30	USD	525,000	631,858
6.50%, 5/2/36	USD	1,250,000	1,679,217
6.00%, 3/29/40	GBP	6,451,000	11,198,931
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(e)	EUR	3,750,000	4,548,880
4.25%, 10/1/27	USD	1,300,000	1,513,006
4.493%, 3/24/31(e)	USD	2,125,000	2,589,391
2.956%, 5/13/31(e)	USD	2,550,000	2,725,720
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	2,200,000	2,401,620
4.582%, 12/10/25	USD	3,900,000	4,290,363
4.65%, 3/24/26	USD	575,000	639,972
NatWest Group PLC (United Kingdom)
6.125%, 12/15/22	USD	441,000	482,382
6.10%, 6/10/23	USD	900,000	995,675
6.00%, 12/19/23	USD	4,350,000	4,896,381
5.125%, 5/28/24	USD	2,650,000	2,909,078
UniCredit SPA (Italy)
5.459%, 6/30/35(b)(e)	USD	5,700,000	5,803,313
Wells Fargo & Co. (United States)
4.30%, 7/22/27	USD	4,900,000	5,602,922
+1.00%,2.572%, 2/11/31(e)	USD	3,900,000	4,077,636
5.606%, 1/15/44	USD	1,800,000	2,438,050
4.65%, 11/4/44	USD	550,000	667,304
			92,622,160

		Par Value	Value
Industrials: 33.8%
AbbVie, Inc. (United States)
4.25%, 11/21/49(b)	USD	3,400,000	$4,015,914
Altria Group, Inc. (United States)
2.35%, 5/6/25	USD	150,000	158,129
3.40%, 5/6/30	USD	125,000	136,039
Anheuser-Busch InBev SA/NV (Belgium)
5.55%, 1/23/49	USD	1,075,000	1,458,853
4.50%, 6/1/50	USD	3,050,000	3,656,067
4.60%, 6/1/60	USD	1,000,000	1,209,307
AT&T, Inc. (United States)
3.15%, 9/4/36	EUR	5,575,000	7,736,576
3.65%, 9/15/59(b)	USD	613,000	597,393
Bayer AG (Germany)
3.125%, 11/12/79(d)(e)	EUR	8,000,000	9,442,348
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	USD	550,000	551,341
2.726%, 3/25/31	USD	600,000	594,255
3.734%, 9/25/40	USD	225,000	223,256
3.984%, 9/25/50	USD	1,225,000	1,196,720
Carrier Global Corp. (United States)
2.70%, 2/15/31(b)	USD	3,175,000	3,305,403
3.577%, 4/5/50(b)	USD	2,275,000	2,400,336
Cemex SAB de CV (Mexico)
5.70%, 1/11/25(b)	USD	4,275,000	4,364,625
7.75%, 4/16/26(b)	USD	2,900,000	3,055,875
7.375%, 6/5/27(b)	USD	1,050,000	1,134,536
Charter Communications, Inc. (United States)
7.30%, 7/1/38	USD	2,150,000	3,038,563
6.75%, 6/15/39	USD	1,300,000	1,773,238
6.484%, 10/23/45	USD	6,200,000	8,264,673
5.75%, 4/1/48	USD	1,075,000	1,329,425
Cigna Corp. (United States)
4.375%, 10/15/28	USD	2,900,000	3,444,193
Concho Resources, Inc. (United States)
3.75%, 10/1/27	USD	1,900,000	2,048,249
4.30%, 8/15/28	USD	1,800,000	1,989,826
4.875%, 10/1/47	USD	500,000	551,366
4.85%, 8/15/48	USD	2,550,000	2,820,623
Cox Enterprises, Inc. (United States)
4.80%, 2/1/35(b)	USD	350,000	439,811
8.375%, 3/1/39(b)	USD	2,450,000	3,992,778
CSX Corp. (United States)
6.22%, 4/30/40	USD	1,050,000	1,532,270
CVS Health Corp. (United States)
4.30%, 3/25/28	USD	475,000	555,665
3.75%, 4/1/30	USD	250,000	285,663
4.78%, 3/25/38	USD	1,425,000	1,724,525
5.05%, 3/25/48	USD	2,575,000	3,274,648
Dell Technologies, Inc. (United States)
5.85%, 7/15/25(b)	USD	350,000	408,389
6.10%, 7/15/27(b)	USD	300,000	354,140
Dow, Inc. (United States)
5.55%, 11/30/48	USD	4,775,000	6,288,040
Elanco Animal Health, Inc. (United States)
5.90%, 8/28/28	USD	8,213,000	9,486,015
EOG Resources, Inc. (United States)
4.95%, 4/15/50	USD	1,200,000	1,471,333
Exxon Mobil Corp. (United States)
4.327%, 3/19/50	USD	3,100,000	3,852,891
2 / Dodge & Cox Global Bond Fund
See accompanying Notes to Consolidated Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2020
Debt Securities (continued)
		Par Value	Value
FedEx Corp. (United States)
4.25%, 5/15/30	USD	600,000	$718,040
4.05%, 2/15/48	USD	625,000	719,965
5.25%, 5/15/50	USD	750,000	1,006,310
Ford Motor Credit Co. LLC(f) (United States)
3.35%, 11/1/22	USD	550,000	541,750
4.14%, 2/15/23	USD	1,825,000	1,836,352
4.375%, 8/6/23	USD	3,200,000	3,248,960
4.063%, 11/1/24	USD	5,325,000	5,318,344
Grupo Televisa SAB (Mexico)
8.50%, 3/11/32	USD	1,464,000	2,159,180
6.125%, 1/31/46	USD	2,700,000	3,553,281
HCA Healthcare, Inc. (United States)
4.125%, 6/15/29	USD	3,650,000	4,124,147
5.25%, 6/15/49	USD	1,275,000	1,550,203
Imperial Brands PLC (United Kingdom)
3.375%, 2/26/26	EUR	2,500,000	3,303,065
3.50%, 7/26/26(b)	USD	600,000	648,947
3.875%, 7/26/29(b)	USD	4,100,000	4,438,382
Kinder Morgan, Inc. (United States)
6.95%, 1/15/38	USD	5,300,000	6,926,166
5.50%, 3/1/44	USD	675,000	790,337
5.55%, 6/1/45	USD	3,525,000	4,190,120
5.05%, 2/15/46	USD	625,000	707,968
LafargeHolcim, Ltd. (Switzerland)
7.125%, 7/15/36	USD	1,150,000	1,633,087
6.50%, 9/12/43(b)	USD	1,225,000	1,686,546
4.75%, 9/22/46(b)	USD	950,000	1,154,626
Macy's, Inc. (United States)
6.70%, 9/15/28(b)	USD	50,000	41,298
6.70%, 7/15/34(b)	USD	425,000	289,000
Millicom International Cellular SA (Luxembourg)
5.125%, 1/15/28(b)	USD	7,200,000	7,476,048
MTN Group, Ltd. (South Africa)
4.755%, 11/11/24(b)	USD	1,425,000	1,455,994
Occidental Petroleum Corp. (United States)
4.30%, 8/15/39	USD	750,000	519,870
6.60%, 3/15/46	USD	6,325,000	5,460,594
Oracle Corp. (United States)
3.60%, 4/1/50	USD	3,375,000	3,763,202
Prosus NV(f) (Netherlands)
5.50%, 7/21/25(b)	USD	2,450,000	2,806,475
4.85%, 7/6/27(b)	USD	3,775,000	4,294,516
3.68%, 1/21/30(b)	USD	2,550,000	2,749,315
QVC, Inc.(f) (United States)
4.45%, 2/15/25	USD	3,150,000	3,236,625
Sprint Corp. (United States)
7.875%, 9/15/23	USD	6,375,000	7,304,156
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	USD	3,100,000	3,154,250
5.30%, 3/15/77(d)(e)	USD	9,675,000	9,691,931
5.50%, 9/15/79(d)(e)	USD	3,495,000	3,647,559
Telecom Italia SPA (Italy)
7.20%, 7/18/36	USD	4,583,000	5,780,080
7.721%, 6/4/38	USD	4,100,000	5,451,032
The Kraft Heinz Co. (United States)
5.50%, 6/1/50(b)	USD	1,550,000	1,772,896
The Williams Companies, Inc. (United States)
5.75%, 6/24/44	USD	4,747,000	5,589,235
Ultrapar Participacoes SA (Brazil)

		Par Value	Value
5.25%, 10/6/26(b)	USD	1,709,000	$1,830,424
5.25%, 6/6/29(b)	USD	3,850,000	3,990,564
United Parcel Service, Inc. (United States)
5.20%, 4/1/40	USD	400,000	547,698
5.30%, 4/1/50	USD	550,000	809,357
VMware, Inc.(f) (United States)
4.65%, 5/15/27	USD	6,325,000	7,369,648
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	USD	4,600,000	5,458,683
			248,909,523
Utilities: 5.3%
Berkshire Hathaway Energy(f) (United States)
4.25%, 10/15/50(b)	USD	3,750,000	4,664,789
Dominion Energy, Inc. (United States)
3.60%, 3/15/27	USD	1,250,000	1,421,179
5.75%, 10/1/54(d)(e)	USD	4,340,000	4,599,634
Enel SPA (Italy)
8.75%, 9/24/73(b)(d)(e)	USD	9,411,000	10,984,331
Exelon Corp. (United States)
4.70%, 4/15/50	USD	5,725,000	7,277,277
NextEra Energy, Inc. (United States)
5.65%, 5/1/79(d)(e)	USD	1,875,000	2,124,696
The Southern Co. (United States)
3.70%, 4/30/30	USD	2,025,000	2,310,160
4.00%, 1/15/51(d)(e)	USD	1,650,000	1,654,576
5.50%, 3/15/57(d)(e)	USD	3,775,000	3,847,997
			38,884,639
			380,416,322
Total Debt Securities (Cost $694,063,549)			$716,906,339
Short-Term Investments: 0.3%
		Par Value/ Shares	Value
Money Market Fund: 0.3%
State Street Institutional U.S. Government Money Market Fund	USD	1,694,515	$1,694,515
Total Short-term Investments (Cost $1,694,515)			$1,694,515
Total Investments in Securities (Cost $695,758,064)		97.6%	$718,600,854
Other Assets Less Liabilities		2.4%	$17,989,227
Net Assets		100.0%	$736,590,081
See accompanying Notes to Consolidated Portfolio of Investments
Dodge & Cox Global Bond Fund / 3

Portfolio of Investments (unaudited)
September 30, 2020
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)	Hybrid security: characteristics of both a debt and equity security.
(e)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(f)	Subsidiary (see below)

Debt securities are grouped by parent company unless otherwise noted.
Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the
Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
ARS: Argentine Peso
BRL: Brazilian Real
CLP: Chilean Peso
COP: Colombian Peso
EUR: Euro
GBP: British Pound
IDR: Indonesian Rupiah
INR: Indian Rupee
MXN: Mexican Peso
NOK: Norwegian Krone
PLN: Polish Zloty
RUB: Russian Ruble
SEK: Swedish Krona
THB: Thai Baht
USD: United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Short Position	(307)	12/21/20	$(42,836,094)	$(71,079)
Euro-Bobl Future— Short Position	(48)	12/8/20	(7,607,042)	486
Euro-Bund Future— Short Position	(57)	12/8/20	(11,663,108)	(24,819)
Euro-Buxl Future— Short Position	(9)	12/8/20	(2,349,730)	(21,119)
Long-Gilt Future— Short Position	(81)	12/29/20	(14,225,984)	(48,219)
Long-Term U.S. Treasury Bond— Short Position	(177)	12/21/20	(31,201,781)	88,218
Ultra Long-Term U.S. Treasury Bond— Short Position	(301)	12/21/20	(66,765,563)	479,289
				$402,757
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Citibank	12/16/20	USD	22,154,647	EUR	19,640,000	$(911,077)
Goldman Sachs	12/16/20	EUR	1,668,948	USD	1,980,440	(20,385)
Goldman Sachs	12/16/20	EUR	5,624,373	USD	6,692,919	(87,510)
Goldman Sachs	12/16/20	USD	1,215,073	EUR	1,042,449	(9,206)
HSBC	3/17/21	USD	8,529,969	EUR	7,154,000	110,489
HSBC	3/17/21	USD	1,204,098	EUR	1,032,493	(11,034)
GBP: British Pound
Bank of America	12/16/20	USD	603,893	GBP	451,000	21,671
Barclays	12/16/20	USD	5,881,443	GBP	4,700,000	(186,061)
JPMorgan	12/16/20	USD	978,533	GBP	744,385	17,563
JPMorgan	3/17/21	USD	4,385,929	GBP	3,400,000	(5,637)
KRW: South Korean Won
Citibank	10/7/20	USD	3,569,314	KRW	4,220,000,000	(39,052)
Citibank	10/7/20	USD	1,704,085	KRW	1,975,000,000	15,335
Citibank	10/7/20	USD	5,408,333	KRW	6,490,000,000	(141,026)
Citibank	10/7/20	KRW	6,354,000,000	USD	5,252,108	180,963
Citibank	10/7/20	KRW	6,331,000,000	USD	5,167,320	246,085
4 / Dodge & Cox Global Bond Fund
See accompanying Notes to Consolidated Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2020
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
THB: Thai Baht
Citibank	6/23/21	USD	668,359	THB	20,900,000	$10,113
HSBC	6/23/21	USD	7,603,834	THB	238,000,000	108,011
Unrealized gain on currency forward contracts						710,230
Unrealized loss on currency forward contracts						(1,410,988)
Net unrealized loss on currency forward contracts						$(700,758)
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Portfolio of Investments
Dodge & Cox Global Bond Fund / 5

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Other investments for which market quotes are readily available are valued at market value. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2020:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$186,658,358
Government-Related	—	45,926,257
Securitized	—	103,905,402
Corporate	—	380,416,322
Short-Term Investments
Money Market Fund	1,694,515	—
Total Securities	$1,694,515	$716,906,339
Other Investments
Futures Contracts
Appreciation	$567,993	$—
Depreciation	(165,236)	—
Currency Forward Contracts
Appreciation	—	710,230
Depreciation	—	(1,410,988)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
6 / Dodge & Cox Global Bond Fund

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Global Bond Fund / 7